UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

BERNSTEIN FUND, INC.

Small Cap Core Portfolio

International Small Cap Portfolio

International Strategic Equities Portfolio

SEMI-ANNUAL REPORT

MARCH 31, 2018

Before investing in any portfolio of the Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolios’ prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) 212.486.5800.

This shareholder report must be preceded or accompanied by the Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com, or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Investment Products Offered:    •  Are Not FDIC Insured  •  May Lose Value  •  Are Not Bank Guaranteed

Portfolio Manager Commentary (Unaudited)

To Our Shareholders—May 15, 2018

On the following pages, you will find the 2018 semi-annual report for the Portfolios1 (collectively, the “Portfolios”, and individually, a “Portfolio”) of the Bernstein Fund, Inc. (the “Fund”). The semi-annual report covers the six- and 12-month periods ended March 31, 2018, and includes financial statements as well as notes to the financial statements, information about the recent performance of the Portfolios and a listing of each Portfolio’s holdings as of the period end.

Equity market returns decelerated during the six-month period ended March 31, 2018, as volatility resurfaced. Despite this, all regions of the world delivered positive returns for the period, with emerging-market equities remaining the top performer. Reflecting an increase in interest rates, both US taxable and tax-exempt bond returns were slightly negative.

Some slowing of stock returns seemed likely after a very strong 2017, when corporate earnings growth gained momentum and markets responded accordingly. Risk returned in 2018, with a correction in February interrupting the longest and calmest winning streak ever. Concerns about potentially rising inflation and interest rates, as well as risks around tariff wars, spurred heightened volatility, but we believe the global economy is strong enough that markets can withstand increased uncertainty.

Looking ahead, our return expectations remain below long-term averages. In our view, strong 2018 earnings growth has been largely priced in to stocks. We also anticipate that interest rates will climb gradually, potentially leading to subdued bond returns.

If you have any questions about your investments in the Portfolios, please contact your Bernstein Advisor by calling 212.756.4097, or visit www.Bernstein.com. As always, we are firmly dedicated to your investment success. Thank you for your continued interest in the Portfolios.

Sincerely,

Kathleen M. Fisher

President

Bernstein Fund, Inc.

1	This performance discussion is intended as a general market commentary.

Small Cap Core Portfolio

Investment Objectives and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and equity real estate investment trusts (“REITs”). You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s investment manager (the “Adviser”). The Adviser invests the assets of the Portfolio primarily in a diversified portfolio of equity securities of small-capitalization companies located in the US. The Portfolio defines small-capitalization companies as those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Index (“Russell 2000”) and the largest company in the Russell 2000. The market capitalization of the companies included in the Portfolio’s definition of “small-capitalization” companies changes over time as the capitalization of the securities included in the Russell 2000 changes.

The Adviser utilizes both quantitative analysis and fundamental research to determine which securities will be held by the Portfolio and to manage risk. The Adviser applies quantitative analysis to all of the securities in the Portfolio’s research universe, which is composed primarily of securities in the Portfolio’s benchmark. Those securities that score highly on this quantitative analysis are then screened to eliminate those securities that the Adviser is recommending against purchasing based on its fundamental research, and a portfolio is constructed from the remaining highly ranked securities based on diversification and risk considerations. In its quantitative analysis, the Adviser considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation,

(Portfolio Manager Commentary continued on next page)

2018 Semi-Annual Report	1

Portfolio Manager Commentary (continued)

quality, investor behavior and corporate behavior. In general, stocks are purchased when, in the view of the Adviser, they provide the highest expected returns, considering their contribution to the estimated risk of the Portfolio’s existing investments. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies does not cause the Adviser to dispose of the security. The Adviser expects to seek to manage the overall portfolio volatility of the Portfolio relative to the Russell 2000 by favoring securities that offer the best balance between return and targeted risk.

The Portfolio may also invest in exchange-traded funds (“ETFs”) and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may use stock index futures contracts to equitize cash. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

International Small Cap Portfolio

Investment Objective and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored ADRs and GDRs and equity REITs. You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s Adviser. The Adviser invests the assets of the Portfolio primarily in a diversified portfolio of equity securities of small-capitalization companies located outside of the United States. Under normal circumstances, at least 65% of the Portfolio’s net assets are invested in companies located outside of the United States. The Portfolio defines small-capitalization companies as those that, at the time of investment, have market capitalizations within the market capitalization range of the Portfolio’s benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”) ex-USA Small Cap. The market capitalization of the companies included in the Portfolio’s definition of “small-capitalization” companies changes over time as the capitalization of the securities included in the MSCI ACWI ex-USA Small Cap changes.

The Portfolio’s exposure to non-US companies may change over time based on the Adviser’s assessment of market conditions and the investment merit of non-US issuers. Under normal circumstances, the Adviser invests in companies located in at least three countries other than the United States and, at times, may have exposure to issuers in several different countries. In determining a company’s location for purposes of the Portfolio’s investment policies and restrictions, the Adviser may consider: (1) the place of domicile, (2) where the company has an established presence and conducts its business and (3) where the company conducts a significant part of its economic activities. The Portfolio may invest in both developed and emerging-market countries and, at times, may invest significantly in emerging markets.

The Adviser seeks to identify attractive investment opportunities primarily through its fundamental investment research or quantitative analysis. In applying its fundamental research, the Adviser generally seeks to identify companies that possess both attractive valuation and compelling company- and/or industry-level investment catalysts. In applying its quantitative analysis, the Adviser typically considers a number of metrics that historically have provided some indication of favorable future returns, including metrics related to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Adviser expects to allocate the Portfolio’s assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.

The Portfolio may invest in established companies and also in new and less-seasoned issuers. The Portfolio may also invest in ETFs and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may invest in currency derivatives as discussed below and in futures contracts to gain exposure to certain markets. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so. The Adviser may

(Portfolio Manager Commentary continued on next page)

2	Bernstein Fund, Inc.

Portfolio Manager Commentary (continued)

also take long and short positions in currencies or related derivatives for investment purposes, independent of any security positions. The Adviser may use stock index futures contracts to gain access to certain markets.

International Strategic Equities Portfolio

Investment Objective and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored ADRs and GDRs and equity REITs. You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s Adviser. The Adviser invests the assets of the Portfolio primarily (under normal circumstances, at least 65% of net assets) in equity securities of issuers in countries that make up the MSCI ACWI ex-US, which includes both developed and emerging-market countries. The Portfolio focuses on securities of large-cap and mid-cap companies. The Adviser expects to allocate fund assets among issuers in many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI ACWI ex-US and may invest in issuers in countries outside of the MSCI ACWI ex-US. The Portfolio’s exposure among non-US countries may change over time based on the Adviser’s assessment of market conditions and the investment merit of particular non-US issuers. Under normal circumstances, the Adviser invests in companies located in at least three countries other than the United States and expects to have exposure to issuers in several different countries. In determining a company’s location for purposes of the Portfolio’s investment policies and restrictions, the Adviser may consider: (1) the place of domicile, (2) where the company has an established presence and conducts its business and (3) where the company conducts a significant part of its economic activities. The Portfolio may, at times, invest significantly in emerging markets.

The Adviser utilizes both fundamental and quantitative research to both determine which securities will be held by the Portfolio and to manage risk. Specifically, the Portfolio’s management team uses the universe of securities selected by the Adviser’s various fundamental investment teams focusing on international equity securities, and applies its quantitative analysis to these securities. In applying its quantitative analysis, the Adviser considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Adviser expects to allocate the Portfolio’s assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.

The Portfolio may also invest in ETFs and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may invest in currency derivatives as discussed below and in futures contracts to gain exposure to certain markets. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so. The Adviser may also take long and short positions in currencies or related derivatives for investment purposes, independent of any security positions. The Adviser may use stock index futures contracts to gain access to certain markets.

2018 Semi-Annual Report	3

Disclosures and Risks (Unaudited)

Benchmark Disclosures

None of the following indices or averages reflects fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Index measures the performance of the small-cap segment of the US equity universe. The MSCI ACWI ex-USA Small Cap (net) measures the performance of the small-cap market segment across 22 of 23 developed markets (excluding the US) and 24 emerging-market countries. The MSCI ACWI ex-US (net) measures the performance of the large- and mid-cap market segment across 22 of 23 developed markets (excluding the US) and 24 emerging-market countries. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. Investors cannot invest directly in an index, and their results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

All Portfolios:

The share price of the Portfolios will fluctuate and you may lose money. There is no guarantee that the Portfolios will achieve their investment objectives.

Market Risk: The Portfolios are subject to market risk, which is the risk that stock or bond prices in general may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. In the past decade, financial markets in the United States, Europe and elsewhere have experienced increased volatility, decreased liquidity and heightened uncertainty. These market conditions may recur from time to time and have an adverse impact on various securities markets. The US government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets. Other governments have tried to support markets by buying stocks and through other market interventions. Government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and has begun raising interest rates. Further Federal Reserve or other US or non-US governmental or central bank actions, including interest rate increases or decreases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolios invest.

Current political uncertainty surrounding the European Union (“EU”) and its membership may increase market volatility. The United Kingdom has voted to withdraw from the EU, and one or more other countries may withdraw from the EU and/or abandon the Euro, the common currency of the EU. The financial instability of some countries in the EU, together with the risk of that financial instability impacting other more stable countries, may increase the risk of investing in companies in Europe and worldwide. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolios from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

Redemption Risk: The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

(Disclosures and Risks continued on next page)

4	Bernstein Fund, Inc.

Disclosures and Risks (continued)

Sector Risk: The Portfolios may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolios’ investments.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Allocation Risk: The Portfolios may seek to focus on different investment disciplines or factors at different times as a means to achieve their investment objectives. In the event that the investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolios’ returns may be negatively affected.

Derivatives Risk: The Portfolios may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. The US government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results. In some cases, derivatives and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the Adviser and could have an adverse effect on the value or performance of the Portfolios.

REIT Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including other registered funds advised by the Adviser and ETFs, are subject to market and selection risk. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies.

International Strategic Equities and International Small Cap Portfolios

Foreign (Non-US) Securities Risk: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in US securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

(Disclosures and Risks continued on next page)

2018 Semi-Annual Report	5

Disclosures and Risks (continued)

Country Concentration Risk: The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Emerging Markets Securities Risk: The risks of investing in foreign (non-US) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty, and these risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. In addition, the value of the Portfolios’ investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Foreign Currency Risk: This is the risk that changes in foreign (non-US) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the US dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the US dollar).

Actions by a Few Major Investors: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

These risks are discussed in further detail in the Portfolios’ prospectus.

An Important Note About Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Performance information is as of the dates shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling 212.756.4097. The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

Investors should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit www.Bernstein.com, click on “Investments”, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports”, or call Bernstein’s mutual fund shareholder help line at 212.756.4097 or contact your Bernstein Advisor. Please read the prospectus and/or summary prospectus carefully before investing.

6	Bernstein Fund, Inc.

Historical Performance (Unaudited)

Bernstein Fund Portfolios vs. Their Benchmarks and Lipper Averages

	TOTAL RETURNS		AVERAGE ANNUAL TOTAL RETURNS
THROUGH MARCH 31, 2018	PAST SIX MONTHS	PAST 12 MONTHS	SINCE INCEPTION	INCEPTION DATE
Small Cap Core Portfolio[1]				12/29/2015
SCB Class Shares	2.87%	8.00%	10.72%
Advisor Class Shares	2.91	8.21	10.97
Class Z Shares	2.95	8.16	10.96
Russell 2000 Index	3.25	11.79	14.62
Lipper Small-Cap Core Funds Average	2.56	9.21	13.04

International Small Cap Portfolio[2]				12/21/2015
SCB Class Shares	6.77	22.27	15.59
Advisor Class Shares	6.92	22.53	15.81
Class Z Shares	6.93	22.54	15.81
MSCI ACWI ex-USA Small Cap (net)	6.19	20.60	15.61
Lipper International Small/Mid-Cap Core Funds Average	4.53	19.90	13.90

International Strategic Equities Portfolio[3]				12/21/2015
SCB Class Shares	6.53	21.35	14.99
Advisor Class Shares	6.69	21.71	15.22
Class Z Shares	6.68	21.69	15.26
MSCI ACWI ex-US (net)	3.76	16.53	13.53
Lipper International Multi-Cap Growth Funds Average	4.48	19.41	12.09

1	The current prospectus table shows the total annual operating expense ratios for the Portfolio as 1.18%, 0.92% and 0.93% for SCB Class, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

2	The current prospectus table shows the total annual operating expense ratios for the Portfolio as 1.36%, 1.11% and 1.11% for SCB Class, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios exclusive of acquired fund fees and expenses other than the advisory fees of any registered funds advised by the Adviser in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 1.35%, 1.10% and 1.10% for SCB Class, Advisor Class and Class Z shares, respectively. These waivers may not be terminated prior to January 26, 2019. Any fees waived and expenses borne by the Adviser may be reimbursed by the Portfolio until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Portfolio’s total annual operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

3	The current prospectus table shows the total annual operating expense ratios for the Portfolio as 1.09%, 0.84% and 0.86% for SCB Class, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 4–6.

(Historical Performance continued on next page)

2018 Semi-Annual Report	7

Historical Performance (continued from previous page)

Small Cap Core—SCB Class Shares
Growth of a $10,000 Investment in the Portfolio

International Small Cap—SCB Class Shares
Growth of a $10,000 Investment in the Portfolio

International Strategic Equities—SCB Class Shares
Growth of a $10,000 Investment in the Portfolio

Past performance is no guarantee of future results and an investment in the Portfolios could lose value. Each chart illustrates the total value of an assumed $10,000 investment as compared to the performance of each Portfolio’s respective benchmark and Lipper Average for the period since inception through March 31, 2018.

1	Inception date: 12/29/2015.

2	Inception date: 12/21/2015.

See Disclosures, Risks and Note about Historical Performance on pages 4–6.

8	Bernstein Fund, Inc.

Expense Example—March 31, 2018 (Unaudited)

As a shareholder of a Portfolio, you incur various ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses—The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMALL CAP CORE PORTFOLIO	BEGINNING ACCOUNT VALUE OCTOBER 1, 2017	ENDING ACCOUNT VALUE MARCH 31, 2018	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO*
SCB Class
Actual	$1,000	$1,028.70	$5.72	1.13%
Hypothetical**	$1,000	$1,019.30	$5.69	1.13%
Advisor Class
Actual	$1,000	$1,029.10	$4.45	0.88%
Hypothetical**	$1,000	$1,020.54	$4.43	0.88%
Class Z
Actual	$1,000	$1,029.50	$4.35	0.86%
Hypothetical**	$1,000	$1,020.64	$4.33	0.86%

INTERNATIONAL SMALL CAP PORTFOLIO	BEGINNING ACCOUNT VALUE OCTOBER 1, 2017	ENDING ACCOUNT VALUE MARCH 31, 2018	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO*
SCB Class
Actual	$1,000	$1,067.70	$6.96	1.35%
Hypothetical**	$1,000	$1,018.20	$6.79	1.35%
Advisor Class
Actual	$1,000	$1,069.20	$5.67	1.10%
Hypothetical**	$1,000	$1,019.45	$5.54	1.10%
Class Z
Actual	$1,000	$1,069.30	$5.67	1.10%
Hypothetical**	$1,000	$1,019.45	$5.54	1.10%

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	BEGINNING ACCOUNT VALUE OCTOBER 1, 2017	ENDING ACCOUNT VALUE MARCH 31, 2018	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO*
SCB Class
Actual	$1,000	$1,065.30	$5.41	1.05%
Hypothetical**	$1,000	$1,019.70	$5.29	1.05%
Advisor Class
Actual	$1,000	$1,066.90	$4.12	0.80%
Hypothetical**	$1,000	$1,020.94	$4.03	0.80%
Class Z
Actual	$1,000	$1,066.80	$4.17	0.81%
Hypothetical**	$1,000	$1,020.89	$4.08	0.81%

*	Expenses are equal to the classes’’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

2018 Semi-Annual Report	9

Portfolio Summary—March 31, 2018 (Unaudited)

Small Cap Core Portfolio
Sector Breakdown[1]
Financials	18.5%
Information Technology	17.6
Industrials	16.5
Health Care	15.5
Consumer Discretionary	12.0
Real Estate	5.5
Materials	5.2
Energy	4.4
Consumer Staples	2.3
Utilities	2.0
Telecommunication Services	0.5

International Small Cap Portfolio
Sector Breakdown[1]		Country Breakdown[1]
Industrials	20.1%
Consumer Discretionary	16.7
Information Technology	13.4
Financials	10.7
Materials	10.1
Consumer Staples	9.5
Real Estate	7.1
Health Care	4.9
Energy	4.0
Utilities	1.8
Telecommunication Services	1.7

International Strategic Equities Portfolio
Sector Breakdown[1]		Country Breakdown[1]
Financials	21.4%
Information Technology	19.5
Consumer Discretionary	14.0
Industrials	12.4
Energy	7.9
Health Care	7.8
Consumer Staples	4.6
Materials	4.4
Real Estate	3.9
Telecommunication Services	3.6
Utilities	0.5

1	All data are as of March 31, 2018. The Portfolio’s country and sector breakdowns are expressed as a percentage of each Portfolio’s long-term investments and may vary over time. Each Portfolio may also invest in other financial instruments, including derivative instruments, which provide investment exposure to a variety of asset classes (see “Schedule of Investments” section of the Small Cap Core, International Small Cap and International Strategic Equities Portfolios).

2	“Other” represents 5.1% in MSCI EM Index countries and 12.6% in MSCI EAFE Index countries and 0.7% in other emerging-market countries.

3	“Other” represents 1.9% in MSCI EM Index countries and 8.2% in MSCI EAFE Index countries and 3.7% in other emerging-market countries.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Schedule of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

10	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

March 31, 2018 (Unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS–99.4%
Financials–18.4%
Banks–10.0%
1st Source Corp.	26,820	$1,357,628
Bank of NT Butterfield & Son Ltd. (The)	96,820	4,345,282
Cathay General Bancorp	117,970	4,716,441
City Holding Co.	32,760	2,246,026
Community Trust Bancorp, Inc.	40,630	1,836,476
Customers Bancorp, Inc.(a)	101,660	2,963,389
Eagle Bancorp, Inc.(a)	36,580	2,189,313
Enterprise Financial Services Corp.	19,650	921,585
Farmers Capital Bank Corp.	23,760	949,212
FCB Financial Holdings, Inc.–Class A(a)	59,550	3,043,005
Fidelity Southern Corp.	25,120	579,518
First Citizens BancShares, Inc./NC–Class A	10,170	4,202,651
First Financial Corp./IN	49,810	2,072,096
First Interstate BancSystem, Inc.	20,440	808,402
Flushing Financial Corp.	41,163	1,109,754
Great Southern Bancorp, Inc.	34,950	1,745,753
Great Western Bancorp, Inc.	105,910	4,264,996
Hancock Holding Co.	51,950	2,685,815
Hanmi Financial Corp.	99,610	3,063,007
Hilltop Holdings, Inc.	190,400	4,466,784
Hope Bancorp, Inc.	202,930	3,691,297
International Bancshares Corp.	110,180	4,286,002
Republic Bancorp, Inc./KY–Class A	62,300	2,386,090
S&T Bancorp, Inc.	37,250	1,487,765
ServisFirst Bancshares, Inc.	31,100	1,269,502
State Bank Financial Corp.	57,760	1,733,378
Sterling Bancorp/DE	145,020	3,270,201
TCF Financial Corp.	127,000	2,896,870
Texas Capital Bancshares, Inc.(a)	49,750	4,472,525
Umpqua Holdings Corp.	170,630	3,653,188
Union Bankshares Corp.	21,542	790,807
Western Alliance Bancorp(a)	70,200	4,079,322
Wintrust Financial Corp.	40,290	3,466,954

		87,051,034

Capital Markets–1.5%
Diamond Hill Investment Group, Inc.	5,460	1,127,818
Evercore, Inc.–Class A	44,980	3,922,256
Houlihan Lokey, Inc.	58,710	2,618,466
Stifel Financial Corp.	56,340	3,337,018
Waddell & Reed Financial, Inc.–Class A	100,840	2,037,976

		13,043,534

Consumer Finance–0.6%
Nelnet, Inc.–Class A	60,190	3,154,558
OneMain Holdings, Inc.(a)	70,960	2,124,542

		5,279,100

Company	Shares	U.S. $ Value
Insurance–3.3%
American Equity Investment Life Holding Co.	121,054	$3,554,145
Assured Guaranty Ltd.	128,560	4,653,872
CNO Financial Group, Inc.	192,710	4,176,026
Employers Holdings, Inc.	34,140	1,380,963
Genworth Financial, Inc.–Class A(a)	565,600	1,600,648
Heritage Insurance Holdings, Inc.	130,570	1,979,441
National Western Life Group, Inc.–Class A	5,200	1,585,376
Primerica, Inc.	27,920	2,697,072
Third Point Reinsurance Ltd.(a)	219,700	3,064,815
Universal Insurance Holdings, Inc.	131,210	4,185,599

		28,877,957

Mortgage Real Estate Investment Trusts (REITs)–0.3%
AG Mortgage Investment Trust, Inc.	96,120	1,669,605
PennyMac Mortgage Investment Trust	55,170	994,715

		2,664,320

Thrifts & Mortgage Finance–2.7%
BofI Holding, Inc.(a)	67,660	2,742,260
Essent Group Ltd.(a)	73,820	3,141,779
Federal Agricultural Mortgage Corp.–Class C	23,060	2,006,681
MGIC Investment Corp.(a)	284,600	3,699,800
Nationstar Mortgage Holdings, Inc.(a)	90,870	1,632,025
NMI Holdings, Inc.–Class A(a)	82,520	1,365,706
Radian Group, Inc.	161,020	3,065,821
Walker & Dunlop, Inc.	87,100	5,175,482

		22,829,554

		159,745,499

Information Technology–17.5%
Communications Equipment–1.7%
Ciena Corp.(a)	92,170	2,387,203
Comtech Telecommunications Corp.	69,630	2,081,241
Extreme Networks, Inc.(a)	98,290	1,088,070
Finisar Corp.(a)	92,660	1,464,955
InterDigital, Inc./PA	28,730	2,114,528
Mitel Networks Corp.(a)	158,770	1,473,385
NETGEAR, Inc.(a)	42,420	2,426,424
Ubiquiti Networks, Inc.(a)	25,650	1,764,720

		14,800,526

Electronic Equipment, Instruments & Components–3.4%
Anixter International, Inc.(a)	41,830	3,168,622
Benchmark Electronics, Inc.	22,480	671,028
ePlus, Inc.(a)	37,190	2,889,663
II-VI, Inc.(a)	45,700	1,869,130
Jabil, Inc.	114,040	3,276,369
KEMET Corp.(a)	107,190	1,943,355
Littelfuse, Inc.	14,050	2,924,929
Novanta, Inc.(a)	14,020	731,143
Rogers Corp.(a)	11,664	1,394,314
Sanmina Corp.(a)	104,660	2,736,859
SYNNEX Corp.	27,050	3,202,720
Tech Data Corp.(a)	41,130	3,501,397
TTM Technologies, Inc.(a)	106,230	1,624,257

		29,933,786

2018 Semi-Annual Report	11

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Internet Software & Services–2.6%
Appfolio, Inc.–Class A(a)	27,830	$1,136,856
Blucora, Inc.(a)	32,440	798,024
Care.com, Inc.(a)	57,120	929,342
Envestnet, Inc.(a)	32,500	1,862,250
GrubHub, Inc.(a)	20,900	2,120,723
LogMeIn, Inc.	14,110	1,630,410
Nutanix, Inc.–Class A(a)	45,750	2,246,782
QuinStreet, Inc.(a)	75,280	961,326
Shutterstock, Inc.(a)	29,330	1,412,240
Stamps.com, Inc.(a)	25,300	5,086,565
Trade Desk, Inc. (The)–Class A(a)	50,510	2,506,306
Web.com Group, Inc.(a)	82,970	1,501,757

		22,192,581

IT Services–2.9%
Booz Allen Hamilton Holding Corp.	91,650	3,548,688
CACI International, Inc.–Class A(a)	29,200	4,419,420
Convergys Corp.	77,430	1,751,467
Genpact Ltd.	41,160	1,316,708
ManTech International Corp./VA–Class A	38,950	2,160,557
MAXIMUS, Inc.	73,190	4,884,701
Perficient, Inc.(a)	120,570	2,763,464
Science Applications International Corp.	24,913	1,963,144
Sykes Enterprises, Inc.(a)	19,900	575,906
WNS Holdings Ltd. (ADR)(a)	40,990	1,858,077

		25,242,132

Semiconductors & Semiconductor Equipment–2.5%
Advanced Energy Industries, Inc.(a)	43,590	2,785,401
Cabot Microelectronics Corp.	17,730	1,899,060
Cirrus Logic, Inc.(a)	33,600	1,365,168
Entegris, Inc.	98,190	3,417,012
Kulicke & Soffa Industries, Inc.(a)	37,370	934,624
MKS Instruments, Inc.	51,950	6,008,017
Silicon Laboratories, Inc.(a)	23,410	2,104,559
Synaptics, Inc.(a)	72,260	3,304,450

		21,818,291

Software–3.9%
Aspen Technology, Inc.(a)	84,930	6,700,128
Blackbaud, Inc.	33,850	3,446,268
Bottomline Technologies de, Inc.(a)	84,750	3,284,062
Fair Isaac Corp.(a)	34,690	5,875,445
Paycom Software, Inc.(a)	31,740	3,408,559
Pegasystems, Inc.	64,640	3,920,416
Progress Software Corp.	63,350	2,435,808
Proofpoint, Inc.(a)	10,070	1,144,456
RingCentral, Inc.–Class A(a)	11,790	748,665
Verint Systems, Inc.(a)	60,620	2,582,412

		33,546,219

Technology Hardware, Storage & Peripherals–0.5%
NCR Corp.(a)	99,510	3,136,555
Travelport Worldwide Ltd.	76,360	1,247,723

		4,384,278

		151,917,813

Industrials–16.4%
Aerospace & Defense–0.8%
Curtiss-Wright Corp.	23,590	$3,186,301
Mercury Systems, Inc.(a)	47,510	2,295,683
Vectrus, Inc.(a)	39,260	1,462,043

		6,944,027

Air Freight & Logistics–0.8%
Echo Global Logistics, Inc.(a)	75,800	2,092,080
Forward Air Corp.	40,070	2,118,100
Hub Group, Inc.–Class A(a)	18,790	786,361
XPO Logistics, Inc.(a)	23,260	2,368,101

		7,364,642

Airlines–0.4%
Hawaiian Holdings, Inc.	60,260	2,332,062
SkyWest, Inc.	24,680	1,342,592

		3,674,654

Building Products–1.5%
Builders FirstSource, Inc.(a)	199,970	3,967,405
Continental Building Products, Inc.(a)	99,490	2,840,440
Patrick Industries, Inc.(a)	42,560	2,632,336
Ply Gem Holdings, Inc.(a)	70,350	1,519,560
Trex Co., Inc.(a)	20,260	2,203,680

		13,163,421

Commercial Services & Supplies–1.3%
ACCO Brands Corp.	87,930	1,103,521
Casella Waste Systems, Inc.–Class A(a)	51,070	1,194,017
Deluxe Corp.	32,510	2,406,065
Ennis, Inc.	55,600	1,095,320
Kimball International, Inc.–Class B	72,300	1,231,992
Quad/Graphics, Inc.	37,610	953,414
SP Plus Corp.(a)	31,820	1,132,792
Steelcase, Inc.–Class A	68,860	936,496
Viad Corp.	20,480	1,074,176

		11,127,793

Construction & Engineering–2.3%
Comfort Systems USA, Inc.	35,960	1,483,350
Dycom Industries, Inc.(a)	20,590	2,216,102
EMCOR Group, Inc.	62,570	4,876,080
Jacobs Engineering Group, Inc.	29,420	1,740,193
KBR, Inc.	228,230	3,695,044
MYR Group, Inc.(a)	29,770	917,511
Primoris Services Corp.	102,538	2,561,399
Quanta Services, Inc.(a)	38,680	1,328,658
Tutor Perini Corp.(a)	50,834	1,120,890

		19,939,227

Electrical Equipment–1.3%
Atkore International Group, Inc.(a)	160,080	3,177,588
EnerSys	25,000	1,734,250
First Solar, Inc.(a)	27,170	1,928,527
Generac Holdings, Inc.(a)	67,130	3,081,938
Regal Beloit Corp.	15,220	1,116,387

		11,038,690

12	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Machinery–3.0%
Alamo Group, Inc.	16,620	$1,826,538
Barnes Group, Inc.	42,380	2,538,138
Briggs & Stratton Corp.	93,450	2,000,765
Columbus McKinnon Corp./NY	59,280	2,124,595
Global Brass & Copper Holdings, Inc.	87,060	2,912,157
Greenbrier Cos., Inc. (The)	43,470	2,184,367
Hyster-Yale Materials Handling, Inc.	26,040	1,820,977
Kadant, Inc.	14,730	1,391,985
Kennametal, Inc.	31,300	1,257,008
Lincoln Electric Holdings, Inc.	8,230	740,289
Meritor, Inc.(a)	202,810	4,169,774
Wabash National Corp.	160,090	3,331,473

		26,298,066

Professional Services–2.5%
ASGN, Inc.(a)	48,860	4,000,657
Barrett Business Services, Inc.	23,510	1,948,509
FTI Consulting, Inc.(a)	37,140	1,797,947
ICF International, Inc.	34,630	2,024,123
Insperity, Inc.	55,780	3,879,499
Kelly Services, Inc.–Class A	59,520	1,728,461
RPX Corp.	83,280	890,263
TriNet Group, Inc.(a)	62,800	2,908,896
TrueBlue, Inc.(a)	99,700	2,582,230

		21,760,585

Road & Rail–1.1%
ArcBest Corp.	75,900	2,432,595
Knight-Swift Transportation Holdings, Inc.	79,097	3,639,253
Saia, Inc.(a)	46,990	3,531,298

		9,603,146

Trading Companies & Distributors–1.4%
Applied Industrial Technologies, Inc.	55,610	4,053,969
GMS, Inc.(a)	105,750	3,231,720
Rush Enterprises, Inc.–Class A(a)	35,740	1,518,593
Titan Machinery, Inc.(a)	88,500	2,085,060
Watsco, Inc.	4,950	895,801

		11,785,143

		142,699,394

Health Care–15.4%
Biotechnology–5.6%
Adamas Pharmaceuticals, Inc.(a)	30,490	728,711
Aimmune Therapeutics, Inc.(a)	33,840	1,077,127
Array BioPharma, Inc.(a)	160,180	2,614,138
Ascendis Pharma A/S (ADR)(a)	14,200	928,680
Avexis, Inc.(a)	15,530	1,919,197
BeiGene Ltd. (ADR)(a)	2,970	498,960
Biohaven Pharmaceutical Holding Co., Ltd.(a)	31,760	818,138
Bluebird Bio, Inc.(a)	24,750	4,226,062
Blueprint Medicines Corp.(a)	31,530	2,891,301
Clovis Oncology, Inc.(a)	10,120	534,336
CytomX Therapeutics, Inc.(a)	44,670	1,270,862
Editas Medicine, Inc.(a)	13,170	436,586
Emergent BioSolutions, Inc.(a)	33,860	$1,782,729
Enanta Pharmaceuticals, Inc.(a)	17,890	1,447,480
Exact Sciences Corp.(a)	76,280	3,076,372
FibroGen, Inc.(a)	51,940	2,399,628
Halozyme Therapeutics, Inc.(a)	100,390	1,966,640
Ligand Pharmaceuticals, Inc.(a)	17,130	2,829,191
Loxo Oncology, Inc.(a)	9,733	1,122,896
Madrigal Pharmaceuticals, Inc.(a)	8,620	1,006,730
Myriad Genetics, Inc.(a)	69,210	2,045,156
Neurocrine Biosciences, Inc.(a)	11,630	964,476
Pieris Pharmaceuticals, Inc.(a)	78,290	533,938
Puma Biotechnology, Inc.(a)	7,460	507,653
Retrophin, Inc.(a)	52,450	1,172,782
Sage Therapeutics, Inc.(a)	21,170	3,409,852
Sangamo Therapeutics, Inc.(a)	86,962	1,652,278
Sarepta Therapeutics, Inc.(a)	36,950	2,737,625
Ultragenyx Pharmaceutical, Inc.(a)	33,860	1,726,521
Vanda Pharmaceuticals, Inc.(a)	47,060	792,961

		49,119,006

Health Care Equipment & Supplies–4.1%
Analogic Corp.	32,350	3,102,365
AngioDynamics, Inc.(a)	93,250	1,608,563
AxoGen, Inc.(a)	29,650	1,082,225
Cantel Medical Corp.	23,130	2,576,913
CONMED Corp.	36,640	2,320,411
Cutera, Inc.(a)	12,000	603,000
Globus Medical, Inc.–Class A(a)	48,460	2,414,277
Haemonetics Corp.(a)	40,280	2,946,885
Halyard Health, Inc.(a)	48,740	2,245,939
ICU Medical, Inc.(a)	5,980	1,509,352
Integer Holdings Corp.(a)	33,840	1,913,652
LivaNova PLC(a)	14,800	1,309,800
Masimo Corp.(a)	29,240	2,571,658
Merit Medical Systems, Inc.(a)	33,080	1,500,178
Neogen Corp.(a)	35,550	2,381,494
OraSure Technologies, Inc.(a)	54,770	925,065
Orthofix International NV(a)	50,310	2,957,222
Penumbra, Inc.(a)	15,970	1,846,931

		35,815,930

Health Care Providers & Services–2.3%
AMN Healthcare Services, Inc.(a)	44,810	2,542,967
Chemed Corp.	22,070	6,022,020
Diplomat Pharmacy, Inc.(a)	53,670	1,081,451
LHC Group, Inc.(a)	19,640	1,209,038
Molina Healthcare, Inc.(a)	43,570	3,537,013
Tivity Health, Inc.(a)	27,960	1,108,614
WellCare Health Plans, Inc.(a)	22,810	4,416,700

		19,917,803

Health Care Technology–0.2%
Allscripts Healthcare Solutions, Inc.(a)	149,960	1,852,006

Life Sciences Tools & Services–0.6%
Cambrex Corp.(a)	8,320	435,136
ICON PLC(a)	11,430	1,350,340
Medpace Holdings, Inc.(a)	29,230	1,020,419

2018 Semi-Annual Report	13

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
PRA Health Sciences, Inc.(a)	26,430	$2,192,633

		4,998,528

Pharmaceuticals–2.6%
Amphastar Pharmaceuticals, Inc.(a)	57,970	1,086,938
Catalent, Inc.(a)	90,020	3,696,221
Corcept Therapeutics, Inc.(a)	88,910	1,462,569
Horizon Pharma PLC(a)	149,570	2,123,894
Innoviva, Inc.(a)	102,640	1,711,009
Intersect ENT, Inc.(a)	38,170	1,500,081
Lannett Co., Inc.(a)	31,290	502,205
Nektar Therapeutics(a)	64,120	6,813,391
Phibro Animal Health Corp.–Class A	40,670	1,614,599
Supernus Pharmaceuticals, Inc.(a)	40,100	1,836,580

		22,347,487

		134,050,760

Consumer Discretionary–11.9%
Auto Components–1.3%
American Axle & Manufacturing Holdings, Inc.(a)	99,570	1,515,456
Cooper-Standard Holdings, Inc.(a)	25,480	3,129,199
Dana, Inc.	25,690	661,774
LCI Industries	11,740	1,222,721
Stoneridge, Inc.(a)	108,470	2,993,772
Tenneco, Inc.	24,730	1,356,935

		10,879,857

Automobiles–0.5%
Thor Industries, Inc.	24,120	2,777,900
Winnebago Industries, Inc.	31,790	1,195,304

		3,973,204

Diversified Consumer Services–1.5%
Adtalem Global Education, Inc.(a)	82,130	3,905,282
Grand Canyon Education, Inc.(a)	30,440	3,193,765
Hillenbrand, Inc.	85,450	3,922,155
K12, Inc.(a)	73,080	1,036,274
Weight Watchers International, Inc.(a)	19,710	1,255,921

		13,313,397

Hotels, Restaurants & Leisure–2.5%
Bloomin’ Brands, Inc.	142,800	3,467,184
Brinker International, Inc.	46,380	1,674,318
Churchill Downs, Inc.	6,500	1,586,325
Denny’s Corp.(a)	185,820	2,867,203
Hilton Grand Vacations, Inc.(a)	79,810	3,433,426
Penn National Gaming, Inc.(a)	102,660	2,695,852
Pinnacle Entertainment, Inc.(a)	62,880	1,895,832
Ruth’s Hospitality Group, Inc.	104,130	2,545,978
Texas Roadhouse, Inc.–Class A	27,790	1,605,706

		21,771,824

Household Durables–0.7%
Beazer Homes USA, Inc.(a)	120,090	1,915,436
Flexsteel Industries, Inc.	16,540	654,653
KB Home	65,070	1,851,242
TopBuild Corp.(a)	24,470	$1,872,444

		6,293,775

Internet & Direct Marketing Retail–0.4%
Liberty Interactive Corp. QVC Group–Class A(a)	58,633	1,475,793
Nutrisystem, Inc.	40,390	1,088,510
Wayfair, Inc.–Class A(a)	12,660	854,930

		3,419,233

Media–0.3%
Gray Television, Inc.(a)	72,260	917,702
MSG Networks, Inc.(a)	80,800	1,826,080

		2,743,782

Multiline Retail–0.4%
Big Lots, Inc.	46,070	2,005,427
Ollie’s Bargain Outlet Holdings, Inc.(a)	20,470	1,234,341

		3,239,768

Specialty Retail–3.3%
Abercrombie & Fitch Co.–Class A	68,690	1,662,985
American Eagle Outfitters, Inc.	125,690	2,505,002
Asbury Automotive Group, Inc.(a)	43,530	2,938,275
Caleres, Inc.	25,360	852,096
Chico’s FAS, Inc.	104,800	947,392
Children’s Place, Inc. (The)	25,510	3,450,227
Citi Trends, Inc.	69,340	2,143,299
Finish Line, Inc. (The)–Class A	76,470	1,035,404
Five Below, Inc.(a)	7,990	585,987
Genesco, Inc.(a)	19,910	808,346
Group 1 Automotive, Inc.	21,420	1,399,583
Hibbett Sports, Inc.(a)	88,200	2,112,390
RH(a)	15,340	1,461,595
Signet Jewelers Ltd.	42,730	1,645,960
Sleep Number Corp.(a)	105,040	3,692,156
Tailored Brands, Inc.	60,970	1,527,908

		28,768,605

Textiles, Apparel & Luxury Goods–1.0%
Crocs, Inc.(a)	82,400	1,339,000
Deckers Outdoor Corp.(a)	32,190	2,898,066
Perry Ellis International, Inc.(a)	57,180	1,475,244
Vera Bradley, Inc.(a)	96,660	1,025,562
Wolverine World Wide, Inc.	71,200	2,057,680

		8,795,552

		103,198,997

Real Estate–5.5%
Equity Real Estate Investment Trusts (REITs)–4.6%
CareTrust REIT, Inc.	86,480	1,158,832
Chesapeake Lodging Trust	49,360	1,372,702
CoreCivic, Inc.	56,930	1,111,274
CorEnergy Infrastructure Trust, Inc.	40,790	1,531,257
Cousins Properties, Inc.	229,010	1,987,807
First Industrial Realty Trust, Inc.	71,670	2,094,914
InfraREIT, Inc.	118,320	2,298,958
iStar, Inc.(a)	235,370	2,393,713

14	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
MedEquities Realty Trust, Inc.	98,292	$1,033,049
Monmouth Real Estate Investment Corp.–Class A	83,465	1,255,314
National Health Investors, Inc.	25,790	1,735,409
National Storage Affiliates Trust	87,770	2,201,272
Pebblebrook Hotel Trust	55,450	1,904,707
PotlatchDeltic Corp.	38,090	1,982,584
Preferred Apartment Communities, Inc.–Class A	98,250	1,394,167
Ryman Hospitality Properties, Inc.	49,170	3,808,216
Select Income REIT	64,960	1,265,421
STAG Industrial, Inc.	68,900	1,648,088
Summit Hotel Properties, Inc.	129,550	1,763,175
Sunstone Hotel Investors, Inc.	160,140	2,437,331
UMH Properties, Inc.	92,040	1,234,256
Xenia Hotels & Resorts, Inc.	131,680	2,596,729

		40,209,175

Real Estate Management & Development–0.9%
HFF, Inc.–Class A	46,220	2,297,134
Marcus & Millichap, Inc.(a)	32,370	1,167,262
RE/MAX Holdings, Inc.–Class A	25,480	1,540,266
RMR Group, Inc. (The)–Class A	32,570	2,278,272

		7,282,934

		47,492,109

Materials–5.2%
Chemicals–2.3%
Huntsman Corp.	53,090	1,552,883
Ingevity Corp.(a)	43,010	3,169,407
Innophos Holdings, Inc.	20,490	823,903
KMG Chemicals, Inc.	18,180	1,089,891
Koppers Holdings, Inc.(a)	28,820	1,184,502
Kronos Worldwide, Inc.	78,130	1,765,738
Orion Engineered Carbons SA	123,340	3,342,514
Rayonier Advanced Materials, Inc.	50,960	1,094,111
Stepan Co.	24,680	2,052,882
Trinseo SA	53,840	3,986,852

		20,062,683

Containers & Packaging–0.3%
Graphic Packaging Holding Co.	167,890	2,577,112

Metals & Mining–1.4%
Cleveland-Cliffs, Inc.(a)	463,200	3,219,240
Commercial Metals Co.	117,300	2,399,958
Schnitzer Steel Industries, Inc.–Class A	72,417	2,342,690
Warrior Met Coal, Inc.	34,284	960,295
Worthington Industries, Inc.	64,330	2,761,043

		11,683,226

Paper & Forest Products–1.2%
Boise Cascade Co.	64,210	2,478,506
Domtar Corp.	27,970	1,189,844
Louisiana-Pacific Corp.	189,980	5,465,724
Verso Corp.(a)	99,790	1,680,464

		10,814,538

		45,137,559

Energy–4.4%
Energy Equipment & Services–0.8%
Matrix Service Co.(a)	72,010	$986,537
McDermott International, Inc.(a)	339,410	2,067,007
Patterson-UTI Energy, Inc.	138,730	2,429,162
RPC, Inc.	88,460	1,594,934

		7,077,640

Oil, Gas & Consumable Fuels–3.6%
Arch Coal, Inc.	17,740	1,629,951
CVR Energy, Inc.	79,330	2,397,353
Delek US Holdings, Inc.	119,260	4,853,882
HollyFrontier Corp.	36,760	1,796,094
Matador Resources Co.(a)	107,890	3,226,990
NACCO Industries, Inc.–Class A	13,420	440,847
Oasis Petroleum, Inc.(a)	366,840	2,971,404
Par Pacific Holdings, Inc.(a)	39,830	683,881
Peabody Energy Corp.	84,250	3,075,125
QEP Resources, Inc.(a)	263,470	2,579,371
REX American Resources Corp.(a)	21,720	1,581,216
SM Energy Co.	126,750	2,285,302
SRC Energy, Inc.(a)	387,870	3,657,614

		31,179,030

		38,256,670

Consumer Staples–2.2%
Beverages–0.3%
Cott Corp.	113,790	1,674,988
National Beverage Corp.	8,640	769,133

		2,444,121

Food & Staples Retailing–0.1%
SpartanNash Co.	50,690	872,375

Food Products–0.7%
Fresh Del Monte Produce, Inc.	31,750	1,436,370
John B Sanfilippo & Son, Inc.	18,000	1,041,660
Nomad Foods Ltd.(a)	54,370	855,784
Sanderson Farms, Inc.	19,110	2,274,472

		5,608,286

Household Products–0.2%
Central Garden & Pet Co.–Class A(a)	48,890	1,936,533

Personal Products–0.6%
Medifast, Inc.	6,025	563,036
USANA Health Sciences, Inc.(a)	54,920	4,717,628

		5,280,664

Tobacco–0.3%
Vector Group Ltd.	125,394	2,556,784

		18,698,763

Utilities–2.0%
Electric Utilities–0.9%
ALLETE, Inc.	31,540	2,278,765
Otter Tail Corp.	30,120	1,305,702

2018 Semi-Annual Report	15

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
PNM Resources, Inc.	51,710	$1,977,907
Portland General Electric Co.	53,770	2,178,223

		7,740,597

Gas Utilities–0.5%
New Jersey Resources Corp.	27,260	1,093,126
Northwest Natural Gas Co.	12,900	743,685
ONE Gas, Inc.	25,190	1,663,044
Southwest Gas Holdings, Inc.	10,227	691,652

		4,191,507

Independent Power and Renewable Electricity Producers–0.5%
Dynegy, Inc.(a)	167,860	2,269,467
Ormat Technologies, Inc.	43,820	2,470,572

		4,740,039

Multi-Utilities–0.1%
NorthWestern Corp.	17,440	938,272

		17,610,415

Telecommunication Services–0.5%
Diversified Telecommunication Services–0.5%
Vonage Holdings Corp.(a)	372,860	3,970,959

Wireless Telecommunication Services–0.0%
Spok Holdings, Inc.	20,600	$307,970

		4,278,929

Total Common Stocks (cost $753,249,734)		863,086,908

SHORT-TERM INVESTMENTS–0.1%
Investment Companies–0.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.41%(b)(c)(d) (cost $588,347)	588,347	588,347

Total Investments—99.5% (cost $753,838,081)		863,675,255	(e)

Other assets less liabilities—0.5%		4,534,214

Net Assets—100.0%		$868,209,469

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at March 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Russell 2000 E Mini Futures	238	June 2018	USD	12	$18,772,142	$18,221,280		$(550,862)

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	On March 30, 2018, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to financial statements.

16	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

March 31, 2018 (Unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS–96.6%
Industrials–19.4%
Aerospace & Defense–1.6%
Saab AB–Class B	265,213	$12,029,760
Senior PLC	2,072,244	8,761,003

		20,790,763

Air Freight & Logistics–0.6%
bpost SA	91,660	2,070,696
Oesterreichische Post AG	61,287	3,047,405
Panalpina Welttransport Holding AG	17,060	2,155,522

		7,273,623

Airlines–1.3%
Aeroflot PJSC (GDR)(a)	193,580	2,701,080
Air Canada(b)	313,463	6,513,295
Air France-KLM(b)	201,210	2,245,267
Qantas Airways Ltd.	1,174,356	5,298,165

		16,757,807

Commercial Services & Supplies–2.8%
Befesa SA(a)(b)	162,762	8,411,359
Biffa PLC(a)	2,294,324	6,437,877
Kokuyo Co., Ltd.	529,981	10,305,538
Rentokil Initial PLC	2,874,353	10,954,168

		36,108,942

Construction & Engineering–1.8%
Burkhalter Holding AG	21,200	2,487,718
FLSmidth & Co. A/S	111,926	7,236,623
Galliford Try PLC	195,840	2,301,412
Kyudenko Corp.	140,300	6,892,063
Mirait Holdings Corp.	101,100	1,616,787
Wilson Bayly Holmes-Ovcon Ltd.	221,283	2,897,356
Yurtec Corp.	53,900	430,504

		23,862,463

Electrical Equipment–1.2%
Philips Lighting NV(a)	84,510	3,177,327
TKH Group NV	192,046	12,309,085

		15,486,412

Industrial Conglomerates–1.6%
Mytilineos Holdings SA(b)	672,754	7,212,582
Rheinmetall AG	94,357	13,393,451

		20,606,033

Machinery–6.2%
ATS Automation Tooling Systems, Inc.(b)	612,516	8,410,298
Biesse SpA	51,504	3,058,306
Bobst Group SA	70,000	7,764,190
Bodycote PLC	581,026	7,309,576
Deutz AG	219,937	2,016,130
Duerr AG	70,806	7,781,121
Company	Shares	U.S. $ Value
Fenner PLC	312,373	$2,669,001
Glory Ltd.	203,900	7,316,939
IHI Corp.	314,635	9,816,281
Industria Macchine Automatiche SpA	27,043	2,633,762
Komax Holding AG	4,173	1,206,301
Makino Milling Machine Co., Ltd.	780,947	7,392,878
Nabtesco Corp.	206,129	8,028,385
Rational AG	4,131	2,598,648
Syncmold Enterprise Corp.	1,107,000	2,597,554

		80,599,370

Professional Services–1.1%
Amadeus Fire AG	27,050	3,022,157
Applus Services SA	207,440	2,704,532
Teleperformance	56,555	8,770,360

		14,497,049

Road & Rail–0.4%
Go-Ahead Group PLC	26,585	654,976
Stagecoach Group PLC	1,404,010	2,606,816
VRL Logistics Ltd.(b)	418,555	2,484,832

		5,746,624

Trading Companies & Distributors–0.8%
Daiichi Jitsugyo Co., Ltd.	40,400	1,170,776
Howden Joinery Group PLC	498,010	3,223,560
Inaba Denki Sangyo Co., Ltd.	59,400	2,625,841
SIG PLC	854,830	1,626,632
Yuasa Trading Co., Ltd.	75,500	2,482,107

		11,128,916

		252,858,002

Consumer Discretionary–16.2%
Auto Components–4.4%
Aisan Industry Co., Ltd.	148,500	1,586,439
Apollo Tyres Ltd.	2,292,332	9,809,889
Endurance Technologies Ltd.(a)	140,952	2,739,605
Hankook Tire Co., Ltd.	258,476	12,793,225
Kasai Kogyo Co., Ltd.	192,300	2,483,843
Nexteer Automotive Group Ltd.	3,740,000	5,716,960
NGK Spark Plug Co., Ltd.	403,900	9,732,387
Sumitomo Rubber Industries Ltd.	1	18
Tianneng Power International Ltd.	2,758,000	3,285,805
Toyo Tire & Rubber Co., Ltd.	505,700	8,669,956

		56,818,127

Diversified Consumer Services–0.1%
Tarena International, Inc. (ADR)	131,430	1,474,645

Hotels, Restaurants & Leisure–2.5%
888 Holdings PLC	726,770	2,751,218
Alsea SAB de CV	876,230	3,069,697
Bloomberry Resorts Corp.(b)	47,439,000	13,129,550
Cara Operations Ltd.	93,700	2,124,405
Round One Corp.	111,500	1,769,555
Sushiro Global Holdings Ltd.(b)	198,000	9,726,485

		32,570,910

2018 Semi-Annual Report	17

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Household Durables–0.6%
Dorel Industries, Inc.–Class B	124,580	$2,818,727
Haseko Corp.	203,600	3,133,654
Johnson Controls-Hitachi Air Conditioning India Ltd.	2,116	80,118
Token Corp.	11,400	1,141,264

		7,173,763

Internet & Direct Marketing Retail–0.2%
GS Home Shopping, Inc.	13,411	2,367,821

Leisure Products–0.8%
Amer Sports Oyj(b)	341,976	10,553,428

Media–2.2%
APG SGA SA	3,206	1,353,191
Cogeco, Inc.	46,350	2,464,013
Entertainment One Ltd.	1,884,543	7,459,021
IPSOS	71,298	2,801,756
Megacable Holdings SAB de CV	1,452,192	6,673,054
Toei Animation Co., Ltd.	240,000	7,903,307

		28,654,342

Specialty Retail–2.5%
Clas Ohlson AB–Class B	210,250	2,280,229
EDION Corp.	905,400	10,467,452
Geo Holdings Corp.	95,700	1,520,405
Giordano International Ltd.	5,426,000	3,188,903
Halfords Group PLC	586,241	2,680,882
KappAhl AB	352,230	1,079,917
Kohnan Shoji Co., Ltd.	29,100	701,450
Mobilezone Holding AG	70,700	909,003
Senao International Co., Ltd.	898,000	1,610,776
Super Retail Group Ltd.	536,940	2,823,164
T-Gaia Corp.	116,200	3,262,775
Xebio Holdings Co., Ltd.	119,900	2,376,470

		32,901,426

Textiles, Apparel & Luxury Goods–2.9%
China Lilang Ltd.	2,430,000	3,048,291
Geox SpA	583,420	1,976,322
HUGO BOSS AG	144,741	12,609,381
LF Corp.	98,020	2,444,295
Li Ning Co., Ltd.(b)	9,118,000	9,388,147
Moncler SpA	90,760	3,454,162
Taiwan Paiho Ltd.	167,755	469,628
Welspun India Ltd.	5,620,486	4,996,339

		38,386,565

		210,901,027

Information Technology–12.9%
Communications Equipment–0.2%
VTech Holdings Ltd.	211,800	2,687,777

Electronic Equipment, Instruments & Components–1.8%
Compeq Manufacturing Co., Ltd.	5,513,000	5,741,473
CONEXIO Corp.	80,700	1,727,910
Electrocomponents PLC	189,840	1,599,014
FIT Hon Teng Ltd.(a)	9,278,400	$4,311,043
Inficon Holding AG(b)	4,700	2,893,825
Kaga Electronics Co., Ltd.	47,800	1,235,647
Redington India Ltd.	950,330	2,146,816
Ryoyo Electro Corp.	159,500	2,568,548
Test Research, Inc.	535,000	981,006

		23,205,282

Internet Software & Services–0.4%
Addcn Technology Co., Ltd.	99,000	795,919
carsales.com Ltd.	104,514	1,092,265
Moneysupermarket.com Group PLC	639,868	2,575,577

		4,463,761

IT Services–2.0%
Larsen & Toubro Infotech Ltd.(a)	124,770	2,577,555
NEC Networks & System Integration Corp.	108,200	2,814,380
NET One Systems Co., Ltd.	63,500	932,502
Nihon Unisys Ltd.	654,748	14,221,404
Softcat PLC	304,430	2,924,535
Worldline SA/France(a)(b)	55,780	2,834,702

		26,305,078

Semiconductors & Semiconductor Equipment–6.5%
ASM International NV	119,967	8,772,411
BE Semiconductor Industries NV	32,462	3,329,959
Elite Advanced Laser Corp.	163,920	633,622
Koh Young Technology, Inc.	33,250	3,141,672
Macronix International(b)	5,032,311	8,621,697
Melexis NV	27,300	2,729,192
Nova Measuring Instruments Ltd.(b)	74,439	2,012,133
Realtek Semiconductor Corp.	1,486,000	6,467,732
SCREEN Holdings Co., Ltd.	104,135	9,406,403
Siltronic AG(b)	124,026	21,272,003
SUMCO Corp.	451,152	11,782,992
Tower Semiconductor Ltd.(b)	59,420	1,614,090
Ulvac, Inc.	95,617	5,409,436

		85,193,342

Software–0.5%
Com2uSCorp	17,070	3,014,103
Enghouse Systems Ltd.	55,120	2,915,689
Soft-World International Corp.	428,000	1,119,581

		7,049,373

Technology Hardware, Storage & Peripherals–1.5%
Aten International Co., Ltd.	887,000	2,901,586
Gigabyte Technology Co., Ltd.	1,200,000	2,834,105
Logitech International SA	86,040	3,158,092
Neopost SA	100,270	2,641,792
Primax Electronics Ltd.	2,099,000	4,704,558
Riso Kagaku Corp.	141,500	2,633,838
Roland DG Corp.	35,300	805,027

		19,678,998

		168,583,611

18	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Financials–10.3%
Banks–3.8%
77 Bank Ltd. (The)	158,395	$3,782,942
Bank Pembangunan Daerah Jawa Timur Tbk PT	4,218,900	193,533
Hachijuni Bank Ltd. (The)	553,806	3,009,770
Israel Discount Bank Ltd.–Class A(b)	2,761,471	7,949,703
Kiatnakin Bank PCL	1,103,400	2,545,915
Miyazaki Bank Ltd. (The)	85,100	2,682,372
Norwegian Finans Holding ASA(b)	256,340	2,895,266
Shikoku Bank Ltd. (The)	140,800	2,004,988
Spar Nord Bank A/S	235,570	2,809,730
SpareBank 1 Nord Norge	161,390	1,282,548
SpareBank 1 SMN	85,943	890,817
SpareBank 1 SR-Bank ASA	647,706	7,119,439
Tochigi Bank Ltd. (The)	184,700	714,757
TOMONY Holdings, Inc.	193,700	879,125
Towa Bank Ltd. (The)	218,700	2,942,443
Unicaja Banco SA(a)(b)	4,836,795	8,335,964

		50,039,312

Capital Markets–2.5%
AURELIUS Equity Opportunities SE & Co. KGaA	40,750	2,841,967
Burford Capital Ltd.	524,507	9,892,475
Deutsche Beteiligungs AG	57,570	2,790,223
Euronext NV(a)	16,032	1,175,128
Gluskin Sheff & Associates, Inc.	213,526	2,416,431
IG Group Holdings PLC	296,760	3,323,612
Intermediate Capital Group PLC	655,567	9,054,777
Kyokuto Securities Co., Ltd.	77,000	1,093,739

		32,588,352

Consumer Finance–0.4%
Jaccs Co., Ltd.	88,300	1,961,027
Sun Hung Kai & Co., Ltd.	4,143,000	2,590,865

		4,551,892

Diversified Financial Services–0.4%
KBC Ancora	44,840	2,772,262
NICE Information Service Co., Ltd.	297,470	2,661,120

		5,433,382

Insurance–1.4%
ASR Nederland NV	235,757	10,080,537
esure Group PLC	772,150	2,351,279
IDI Insurance Co., Ltd.	41,740	2,733,687
Meritz Fire & Marine Insurance Co., Ltd.	117,610	2,342,928
Wuestenrot & Wuerttembergische AG	35,430	837,111

		18,345,542

Thrifts & Mortgage Finance–1.8%
Aareal Bank AG	131,687	6,282,265
Deutsche Pfandbriefbank AG(a)	161,560	2,547,245
Dewan Housing Finance Corp. Ltd.	342,470	2,728,123
Genworth MI Canada, Inc.	83,671	2,662,717
LIC Housing Finance Ltd.	745,171	6,188,012
OneSavings Bank PLC	546,120	$2,864,427

		23,272,789

		134,231,269

Materials–9.7%
Chemicals–1.2%
Arkema SA	61,002	7,963,740
China General Plastics Corp.	1,109,590	1,197,861
DCM Shriram Ltd.	221,092	1,451,705
Nantex Industry Co., Ltd.	3,473,950	2,806,135
Ube Industries Ltd.	96,400	2,824,759

		16,244,200

Construction Materials–1.5%
CSR Ltd.	2,359,141	9,462,209
Ibstock PLC(a)	1,740,900	6,885,682
Marshalls PLC	435,510	2,555,289

		18,903,180

Containers & Packaging–0.5%
BillerudKorsnas AB	414,911	6,434,024

Metals & Mining–5.8%
Bekaert SA	153,385	6,535,364
Boliden AB	175,286	6,168,037
Central Asia Metals PLC	641,160	2,887,693
Detour Gold Corp.(b)	300,118	3,037,636
Evraz PLC	473,180	2,885,444
Gerdau SA (Preference Shares)	1,502,466	7,053,938
Granges AB	254,302	2,991,777
Lucara Diamond Corp.	1,696,750	2,647,159
Lundin Mining Corp.	1,032,825	6,774,069
Nippon Denko Co., Ltd.	354,300	1,096,794
Nippon Light Metal Holdings Co., Ltd.	449,400	1,174,957
Northern Star Resources Ltd.	421,190	2,044,277
OZ Minerals Ltd.	873,537	6,109,497
Premier Gold Mines Ltd.(b)	970,180	2,123,575
Sims Metal Management Ltd.	238,622	2,680,475
St Barbara Ltd.	812,340	2,505,592
Syrah Resources Ltd.(b)	1,097,863	2,713,217
Toyo Kohan Co., Ltd.	406,400	2,740,077
Western Areas Ltd.	1,898,600	4,637,809
Yamato Kogyo Co., Ltd.	263,500	7,271,091

		76,078,478

Paper & Forest Products–0.7%
Canfor Corp.(b)	119,380	2,719,605
Nippon Paper Industries Co., Ltd.	69,000	1,276,375
Norbord, Inc.	77,920	2,825,042
Western Forest Products, Inc.	1,256,350	2,525,670

		9,346,692

		127,006,574

Consumer Staples–9.2%
Beverages–1.3%
Carlsberg Brewery Malaysia Bhd	577,400	2,815,347
Royal Unibrew A/S	105,647	7,013,782

2018 Semi-Annual Report	19

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Sapporo Holdings Ltd.	197,311	$5,774,339
Stock Spirits Group PLC	311,419	1,085,749

		16,689,217

Food & Staples Retailing–1.4%
Arcs Co., Ltd.	115,400	2,803,940
cocokara fine, Inc.	180,114	12,502,911
Rami Levy Chain Stores Hashikma Marketing 206 Ltd.	48,930	2,468,174

		17,775,025

Food Products–4.3%
Astral Foods Ltd.	107,720	2,846,328
Costa Group Holdings Ltd.	509,810	2,693,641
Feed One Co., Ltd.	1,238,600	2,522,190
Grieg Seafood ASA	279,752	2,592,933
Health and Happiness H&H International Holdings Ltd.(b)	1,912,000	14,594,588
Morinaga Milk Industry Co., Ltd.	204,500	8,322,062
Nichirei Corp.	337,600	9,180,964
Showa Sangyo Co., Ltd.	58,400	1,510,051
Yihai International Holding Ltd.	7,203,000	11,207,770

		55,470,527

Personal Products–1.7%
Oriflame Holding AG	59,190	2,847,196
TCI Co., Ltd.	1,368,380	19,347,156

		22,194,352

Tobacco–0.5%
Scandinavian Tobacco Group A/S(a)	411,779	7,238,383

		119,367,504

Real Estate–6.9%
Equity Real Estate Investment Trusts (REITs)–3.0%
Abacus Property Group	640,240	1,715,033
Allied Properties Real Estate Investment Trust	128,307	4,039,378
Cache Logistics Trust	2,549,600	1,623,701
Granite Real Estate Investment Trust (Toronto)	138,256	5,452,546
Green REIT PLC	873,920	1,629,265
Heiwa Real Estate REIT, Inc.	1,858	1,791,954
Hispania Activos Inmobiliarios SOCIMI SA	82,970	1,767,215
Immobiliare Grande Distribuzione SIIQ SpA	170,185	1,588,958
Inmobiliaria Colonial Socimi SA	555,138	6,421,597
Invesco Office J-Reit, Inc.	13,112	1,850,809
Killam Apartment Real Estate Investment Trust	510,410	5,498,887
Lippo Malls Indonesia Retail Trust	5,636,400	1,659,732
Mapletree Greater China Commercial Trust(a)	1,942,000	1,706,707
Safestore Holdings PLC	249,000	1,717,048

		38,462,830

Real Estate Management & Development–3.9%
ADO Properties SA(a)	157,102	8,836,179
CA Immobilien Anlagen AG	355,735	11,903,293
China Overseas Property Holdings Ltd.	9,485,000	2,996,919
Colliers International Group, Inc.	49,680	3,448,891
Daikyo, Inc.	134,100	$2,719,207
Dongwon Development Co., Ltd.	582,206	2,567,552
FirstService Corp.	42,100	3,085,079
Leopalace21 Corp.	378,400	3,105,227
Nexity SA(b)	47,590	3,047,927
Sansiri PCL	16,772,200	894,198
Times China Holdings Ltd.	3,701,000	5,720,969
Watkin Jones PLC	1,021,850	2,569,112

		50,894,553

		89,357,383

Health Care–4.7%
Biotechnology–0.2%
BioGaia AB–Class B	54,840	2,769,325

Health Care Equipment & Supplies–0.9%
Microlife Corp.	286,000	819,049
St. Shine Optical Co., Ltd.	345,000	10,203,250

		11,022,299

Health Care Providers & Services–0.5%
Attendo AB(a)	221,460	2,086,017
China Pioneer Pharma Holdings Ltd.	7,705,000	2,456,363
Medical Facilities Corp.	225,980	2,460,899

		7,003,279

Pharmaceuticals–3.1%
Boiron SA	31,970	2,693,895
China Shineway Pharmaceutical Group Ltd.	4,108,000	6,287,871
Chong Kun Dang Pharmaceutical Corp.	13,340	1,609,176
DongKook Pharmaceutical Co., Ltd.	41,595	2,758,017
Faes Farma SA	493,682	1,806,595
Galenica AG(a)(b)	58,290	3,083,933
Huons Co., Ltd.	18,620	1,895,310
Indivior PLC(b)	1,870,585	10,692,894
Samjin Pharmaceutical Co., Ltd.	77,559	3,172,665
Tsumura & Co.	188,947	6,566,942

		40,567,298

		61,362,201

Energy–3.8%
Energy Equipment & Services–0.3%
TMK PJSC (GDR)(a)	650,386	3,668,177

Oil, Gas & Consumable Fuels–3.5%
Aker BP ASA	576,815	15,637,357
Esso Thailand PCL(b)	2,660,400	1,510,980
Gran Tierra Energy, Inc.(b)	1,772,953	4,926,590
Indo Tambangraya Megah Tbk PT	1,400,500	2,906,589
Itochu Enex Co., Ltd.	253,600	2,399,464
Premier Oil PLC(b)	3,126,174	3,051,559
Saras SpA	1,037,680	2,277,256
Showa Shell Sekiyu KK	638,976	8,698,345
Z Energy Ltd.	1,009,678	5,123,720

		46,531,860

		50,200,037

20	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Utilities–1.8%
Electric Utilities–0.7%
Contact Energy Ltd.	1,917,405	$7,311,824
Genesis Energy Ltd.	1,105,211	1,901,985

		9,213,809

Gas Utilities–0.5%
Ascopiave SpA	515,580	2,069,100
Cia de Gas de Sao Paulo–COMGAS–Class A (Preference Shares)	89,100	1,580,965
Shizuoka Gas Co., Ltd.	313,200	2,833,517

		6,483,582

Multi-Utilities–0.6%
Hera SpA	839,970	3,077,768
Iren SpA	947,150	2,973,775
Telecom Plus PLC	69,530	1,197,232

		7,248,775

		22,946,166

Telecommunication Services–1.7%
Diversified Telecommunication Services–1.7%
B Communications Ltd.(b)	54,240	714,690
Com Hem Holding AB	620,589	10,077,781
TDC A/S(b)	1,316,574	10,909,891

		21,702,362

Total Common Stocks (cost $1,074,594,187)		1,258,516,136

RIGHTS–0.0%
Industrials–0.0%
Construction & Engineering–0.0%
Galliford Try PLC, expiring 4/13/18(b)	65,280	$256,446

Real Estate–0.0%
Equity Real Estate Investment Trusts (REITs)–0.0%
Immobiliare Grande Distribuzione SIIQ SpA, expiring 4/13/18(b)	170,185	181,051

Total Rights (cost $0)		437,497

SHORT-TERM INVESTMENTS–3.0%
Investment Companies–3.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.41%(c)(d)(e) (cost $38,599,723)	38,599,723	38,599,723

Total Investments—99.6% (cost $1,113,193,910)		1,297,553,356	(f)

Other assets less liabilities—0.4%		5,601,561

Net Assets—100.0%		$1,303,154,917

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	4,214	USD	1,296	4/03/18	$19,808
Bank of America, NA	USD	1,268	BRL	4,214	4/03/18	8,583
Bank of America, NA	RUB	537,133	USD	9,507	4/17/18	148,333
Bank of America, NA	USD	6,261	KRW	6,644,464	4/26/18	(3,512)
Bank of America, NA	JPY	344,084	USD	3,247	6/19/18	(3,448)
Bank of America, NA	USD	5,346	JPY	568,338	6/19/18	22,488
Bank of America, NA	USD	6,063	SEK	49,320	6/19/18	(123,047)
Bank of America, NA	USD	3,918	ZAR	47,131	6/19/18	22,958
Barclays Bank PLC	BRL	22,492	USD	6,810	4/03/18	(3,197)
Barclays Bank PLC	USD	6,767	BRL	22,492	4/03/18	45,810
Barclays Bank PLC	USD	6,790	BRL	22,492	5/03/18	5,848
Barclays Bank PLC	NOK	94,787	USD	12,194	6/19/18	73,624
Barclays Bank PLC	USD	41,303	GBP	29,627	6/19/18	394,799
Barclays Bank PLC	USD	9,063	SGD	11,896	6/19/18	26,424
Barclays Bank PLC	USD	9,381	ZAR	111,659	6/19/18	(46,007)
Citibank, NA	BRL	26,706	USD	8,035	4/03/18	(54,393)
Citibank, NA	USD	8,202	BRL	26,706	4/03/18	(112,412)

2018 Semi-Annual Report	21

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,072	RUB	119,139	4/17/18	$3,591
Citibank, NA	USD	2,881	INR	189,170	5/17/18	12,656
Citibank, NA	TWD	811,762	USD	27,974	6/07/18	(98,545)
Citibank, NA	EUR	5,905	USD	7,279	6/19/18	(27,366)
Citibank, NA	USD	14,130	AUD	18,012	6/19/18	(292,957)
Citibank, NA	USD	3,792	CHF	3,527	6/19/18	(78,741)
Credit Suisse International	EUR	38,243	USD	47,465	6/19/18	145,226
Credit Suisse International	USD	22,021	CHF	20,728	6/19/18	(200,211)
Credit Suisse International	USD	5,263	EUR	4,218	6/19/18	(43,692)
Royal Bank of Scotland PLC	SEK	108,682	USD	13,276	6/19/18	186,044
Royal Bank of Scotland PLC	USD	1,851	TRY	7,276	6/19/18	(48,079)
State Street Bank & Trust Co.	NZD	7,272	USD	5,263	6/19/18	8,622
State Street Bank & Trust Co.	USD	5,710	THB	178,091	6/19/18	(66)
State Street Bank & Trust Co.	USD	1,628	TRY	6,387	6/19/18	(46,064)

						$(56,923)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate market value of these securities amounted to $78,753,963 or 6.0% of net assets.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	On March 30, 2018, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

PJSC—Public Joint Stock Company

REIT—Real Estate Investment Trust

See notes to financial statements.

22	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

March 31, 2018 (Unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS–97.9%
Financials–20.9%
Banks–15.4%
Bank Hapoalim BM	795,080	$5,467,698
BOC Hong Kong Holdings Ltd.	7,050,500	34,588,189
China Construction Bank Corp.–Class H	71,578,000	74,763,498
Credicorp Ltd.	129,050	29,299,512
DBS Group Holdings Ltd.	4,130,600	87,247,956
DNB ASA	905,970	17,845,092
Erste Group Bank AG	1,823,890	91,692,938
Hana Financial Group, Inc.	448,380	19,323,883
Itausa–Investimentos Itau SA (Preference Shares)	15,615,757	65,226,276
Jyske Bank A/S	651,590	38,739,862
KB Financial Group, Inc.	501,380	29,078,645
Mitsubishi UFJ Financial Group, Inc.	8,315,500	55,261,620
Sberbank of Russia PJSC (Sponsored ADR)	4,143,639	77,296,285

		625,831,454

Capital Markets–2.3%
IG Group Holdings PLC	4,721,610	52,880,432
Partners Group Holding AG	55,990	41,663,534

		94,543,966

Diversified Financial Services–0.8%
ORIX Corp.	1,787,200	32,028,350

Insurance–2.4%
ASR Nederland NV	1,215,230	51,961,006
NN Group NV	990,510	44,008,289

		95,969,295

		848,373,065

Information Technology–19.1%
Communications Equipment–0.5%
Nokia Oyj	3,447,710	19,038,649

Internet Software & Services–6.9%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	555,910	102,031,721
REA Group Ltd.	1,163,970	71,464,105
Tencent Holdings Ltd.	1,983,000	106,446,524

		279,942,350

IT Services–3.8%
Capgemini SE	868,340	108,346,613
Otsuka Corp.	885,700	45,155,457

		153,502,070

Semiconductors & Semiconductor Equipment–5.4%
ams AG	171,130	17,970,397
ASML Holding NV	113,870	22,579,674
SCREEN Holdings Co., Ltd.	552,000	49,861,567
Company	Shares	U.S. $ Value
Taiwan Semiconductor Manufacturing Co., Ltd.	15,155,000	$128,365,857

		218,777,495

Software–1.7%
Constellation Software, Inc./Canada	59,690	40,499,875
Oracle Corp. Japan	356,800	29,612,234

		70,112,109

Technology Hardware, Storage & Peripherals–0.8%
Samsung Electronics Co., Ltd.	13,920	32,523,747

		773,896,420

Consumer Discretionary–13.7%
Auto Components–0.1%
Nexteer Automotive Group Ltd.	1,701,000	2,600,147

Automobiles–2.8%
Honda Motor Co., Ltd.	953,900	33,020,759
Peugeot SA	1,226,390	29,530,699
Subaru Corp.	1,583,800	52,428,149

		114,979,607

Diversified Consumer Services–0.7%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	345,990	30,326,023

Household Durables–2.9%
Auto Trader Group PLC(b)	3,871,730	19,031,190
Nikon Corp.	3,875,300	70,049,395
Persimmon PLC	841,070	29,851,477

		118,932,062

Media–0.7%
CTS Eventim AG & Co. KGaA	594,550	27,871,442

Multiline Retail–1.0%
Next PLC	613,080	40,983,781

Specialty Retail–1.4%
Shimamura Co., Ltd.	443,600	55,311,691

Textiles, Apparel & Luxury Goods–4.1%
HUGO BOSS AG	744,080	64,821,911
Moncler SpA	1,443,790	54,948,038
Samsonite International SA	4,350,300	19,897,451
Yue Yuen Industrial Holdings Ltd.	6,180,500	24,761,958

		164,429,358

		555,434,111

Industrials–12.1%
Aerospace & Defense–0.9%
BAE Systems PLC	4,653,700	38,075,157

Airlines–5.1%
Japan Airlines Co., Ltd.	2,082,400	84,787,280
Qantas Airways Ltd.	10,478,872	47,275,950
Turk Hava Yollari AO(a)	9,511,030	47,035,333
Wizz Air Holdings PLC(a)(b)	567,355	25,936,998

		205,035,561

2018 Semi-Annual Report	23

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Industrial Conglomerates–2.1%
Jardine Strategic Holdings Ltd.	764,000	$29,370,965
Rheinmetall AG	402,770	57,170,960

		86,541,925

Machinery–0.8%
IHI Corp.	1,001,700	31,251,986

Professional Services–2.0%
Adecco Group AG (REG)	489,710	34,882,043
Intertek Group PLC	727,690	47,633,247

		82,515,290

Road & Rail–0.7%
Central Japan Railway Co.	154,660	29,515,700

Trading Companies & Distributors–0.5%
Mitsubishi Corp.	703,900	18,948,325

		491,883,944

Energy–7.8%
Oil, Gas & Consumable Fuels–7.8%
China Petroleum & Chemical Corp.–Class H	43,768,000	38,825,841
Cosan SA Industria e Comercio	2,075,600	26,097,065
JXTG Holdings, Inc.	9,110,600	55,543,481
LUKOIL PJSC (Sponsored ADR)	593,680	41,041,499
Petroleo Brasileiro SA (Preference Shares)(a)	7,840,400	50,845,224
Repsol SA	1,050,610	18,675,258
Royal Dutch Shell PLC–Class B	1,213,350	39,043,719
Tatneft PJSC (Sponsored ADR)	687,780	43,900,049

		313,972,136

Health Care–7.7%
Health Care Equipment & Supplies–2.0%
Cochlear Ltd.	557,680	78,324,665

Pharmaceuticals–5.7%
Astellas Pharma, Inc.	4,766,100	72,902,179
Indivior PLC(a)	3,756,520	21,473,535
Novo Nordisk A/S–Class B	1,093,530	53,786,208
Roche Holding AG	206,290	47,322,309
Sanofi	450,630	36,158,561

		231,642,792

		309,967,457

Consumer Staples–4.5%
Beverages–1.0%
Pernod Ricard SA	255,460	42,513,224

Food Products–2.4%
Orkla ASA	4,512,988	48,636,423
Salmar ASA	705,100	29,032,901
WH Group Ltd.(b)	17,360,500	18,601,529

		96,270,853

Household Products–1.1%
Unicharm Corp.	1,509,700	43,545,079

		182,329,156

Materials–4.3%
Chemicals–1.1%
Covestro AG(b)	186,020	$18,316,835
Sinopec Shanghai Petrochemical Co., Ltd.–Class H	44,804,000	27,377,387

		45,694,222

Metals & Mining–3.2%
Agnico Eagle Mines Ltd.	640,940	26,963,906
Boliden AB	563,100	19,814,598
Norsk Hydro ASA	5,460,090	32,387,546
South32 Ltd.	19,386,330	48,721,235

		127,887,285

		173,581,507

Real Estate–3.8%
Equity Real Estate Investment Trusts (REITs)–0.5%
CapitaLand Commercial Trust	14,543,500	20,386,845

Real Estate Management & Development–3.3%
City Developments Ltd.	2,819,700	28,096,105
CK Asset Holdings Ltd.	5,846,000	49,334,793
Kerry Properties Ltd.	6,258,500	28,300,836
Wharf Real Estate Investment Co., Ltd.(a)	4,112,000	26,877,611

		132,609,345

		152,996,190

Telecommunication Services–3.5%
Diversified Telecommunication Services–3.5%
China Telecom Corp., Ltd.–Class H	71,056,000	31,515,604
China Unicom Hong Kong Ltd.(a)	18,388,000	23,523,782
Nippon Telegraph & Telephone Corp.	1,872,800	87,371,838

		142,411,224

Utilities–0.5%
Water Utilities–0.5%
Cia de Saneamento de Minas Gerais-COPASA	1,456,300	21,208,531

Total Common Stocks (cost $3,507,577,611)		3,966,053,741

SHORT-TERM INVESTMENTS–1.2%
Investment Companies–1.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.41%(c)(d)(e) (cost $46,851,370)	46,851,370	46,851,370

Total Investments—99.1% (cost $3,554,428,981)		4,012,905,111	(f)

Other assets less liabilities—0.9%		38,253,971

Net Assets—100.0%		$4,051,159,082

24	Bernstein Fund, Inc.

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at March 31, 2018	Unrealized Appreciation/ (Depreciation)

Purchased Contracts
Mini MSCI EAFE Futures	265	June 2018	USD	13	$26,713,979	$26,507,950	$(206,029)
Mini MSCI Emerging Market Futures	148	June 2018	USD	7	8,885,916	8,789,720	(96,196)

							$(302,225)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	25,143	USD	19,700	4/17/18	$389,401
Australia and New Zealand Banking Group Ltd.	GBP	2,921	USD	4,101	4/17/18	168
Australia and New Zealand Banking Group Ltd.	GBP	5,830	USD	8,105	4/17/18	(79,052)
Australia and New Zealand Banking Group Ltd.	USD	39,420	EUR	31,844	4/17/18	(201,298)
Australia and New Zealand Banking Group Ltd.	USD	13,442	JPY	1,429,600	4/17/18	4,125
Bank of America, NA	USD	161,535	CAD	208,027	4/17/18	(19,222)
Bank of America, NA	USD	22,308	KRW	23,909,428	4/26/18	210,462
Barclays Bank PLC	BRL	178,846	USD	53,808	4/03/18	(364,265)
Barclays Bank PLC	USD	54,147	BRL	178,846	4/03/18	25,421
Barclays Bank PLC	HKD	1,266,310	USD	161,697	4/17/18	267,201
Barclays Bank PLC	ILS	19,312	USD	5,593	4/17/18	82,328
Barclays Bank PLC	RUB	2,184,935	USD	38,274	4/17/18	205,646
Barclays Bank PLC	USD	1,660	HKD	13,000	4/17/18	(2,463)
Barclays Bank PLC	USD	8,533	SEK	69,135	4/17/18	(245,451)
Barclays Bank PLC	USD	12,896	CNY	81,477	4/19/18	87,831
Barclays Bank PLC	USD	41,373	KRW	44,138,699	4/26/18	197,466
Barclays Bank PLC	BRL	178,846	USD	53,995	5/03/18	(46,498)
Barclays Bank PLC	AUD	19,798	USD	15,184	5/15/18	(22,600)
Barclays Bank PLC	USD	82,725	INR	5,437,679	5/17/18	441,896
Barclays Bank PLC	USD	16,502	TWD	477,082	6/07/18	(3,828)
Barclays Bank PLC	USD	12,814	MYR	50,207	7/12/18	170,226
Citibank, NA	BRL	161,064	USD	49,487	4/03/18	701,303
Citibank, NA	USD	48,458	BRL	161,064	4/03/18	328,047
Citibank, NA	EUR	46,156	USD	57,028	4/17/18	182,934
Citibank, NA	GBP	8,780	USD	12,282	4/17/18	(43,441)
Citibank, NA	RUB	1,347,669	USD	23,710	4/17/18	229,489
Citibank, NA	RUB	821,634	USD	14,108	4/17/18	(207,569)
Citibank, NA	TRY	125,139	USD	32,397	4/17/18	820,580
Citibank, NA	USD	10,117	CAD	12,768	4/17/18	(204,118)
Citibank, NA	USD	26,796	EUR	21,672	4/17/18	(105,417)
Citibank, NA	USD	9,746	GBP	6,922	4/17/18	(29,400)
Citibank, NA	USD	5,520	ILS	19,312	4/17/18	(9,273)
Citibank, NA	USD	4,062	SEK	33,392	4/17/18	(59,457)
Citibank, NA	USD	18,543	THB	580,892	4/17/18	42,212
Citibank, NA	USD	43,895	ZAR	525,444	4/17/18	405,207
Citibank, NA	CNY	874,016	USD	138,524	4/19/18	(755,815)
Citibank, NA	PEN	80,142	USD	24,835	4/19/18	6,955
Citibank, NA	USD	9,447	CLP	5,673,784	4/19/18	(51,296)

2018 Semi-Annual Report	25

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	8,203	CNY	52,386	4/19/18	$145,405
Citibank, NA	USD	17,053	IDR	228,239,433	4/23/18	(444,602)
Citibank, NA	KRW	47,079,535	USD	44,105	4/26/18	(235,414)
Citibank, NA	USD	8,574	KRW	9,123,343	4/26/18	18,713
Citibank, NA	BRL	37,327	USD	11,209	5/03/18	(69,604)
Citibank, NA	AUD	15,630	USD	11,985	5/15/18	(20,538)
Citibank, NA	NOK	71,890	USD	9,153	5/15/18	(29,684)
Citibank, NA	TWD	291,753	USD	10,054	6/07/18	(35,418)
Credit Suisse International	BRL	17,782	USD	5,479	4/03/18	92,608
Credit Suisse International	USD	5,350	BRL	17,782	4/03/18	36,218
Credit Suisse International	USD	22,985	CNY	146,275	4/19/18	325,030
Credit Suisse International	NOK	55,951	USD	7,241	5/15/18	94,047
Morgan Stanley & Co., Inc.	AUD	10,302	USD	8,118	4/17/18	205,771
Morgan Stanley & Co., Inc.	GBP	5,212	USD	7,383	4/17/18	66,893
Morgan Stanley & Co., Inc.	USD	160,683	GBP	116,129	4/17/18	2,335,003
Morgan Stanley & Co., Inc.	USD	8,020	ZAR	93,307	4/17/18	(152,970)
Morgan Stanley & Co., Inc.	JPY	925,521	USD	8,835	5/15/18	115,277
Morgan Stanley & Co., Inc.	JPY	437,923	USD	4,118	5/15/18	(8,112)
Nomura Global Financial Products, Inc.	JPY	18,788,196	USD	176,521	4/17/18	(195,123)
Royal Bank of Scotland PLC	GBP	2,742	USD	3,887	4/17/18	37,386
Royal Bank of Scotland PLC	USD	10,847	JPY	1,138,116	4/17/18	(142,044)
Royal Bank of Scotland PLC	USD	12,125	PLN	41,307	4/17/18	(56,758)
Royal Bank of Scotland PLC	USD	7,312	SEK	60,105	4/17/18	(106,553)
Royal Bank of Scotland PLC	USD	16,519	CHF	15,601	5/15/18	(145,668)
Societe Generale	USD	146,296	EUR	118,457	4/17/18	(406,472)
Societe Generale	USD	9,187	HKD	72,065	4/17/18	(279)
Societe Generale	USD	7,355	JPY	775,962	4/17/18	(56,504)
Societe Generale	USD	2,436	SEK	19,750	4/17/18	(68,361)
Societe Generale	USD	13,958	EUR	11,310	5/15/18	(905)
Societe Generale	USD	13,977	GBP	9,917	5/15/18	(39,438)
State Street Bank & Trust Co.	AUD	17,539	USD	13,699	4/17/18	228,844
State Street Bank & Trust Co.	CAD	8,235	USD	6,378	4/17/18	(16,043)
State Street Bank & Trust Co.	EUR	15,512	USD	19,248	4/17/18	143,430
State Street Bank & Trust Co.	GBP	566	USD	790	4/17/18	(4,807)
State Street Bank & Trust Co.	RUB	1,587,518	USD	28,123	4/17/18	464,128
State Street Bank & Trust Co.	SGD	120,126	USD	91,231	4/17/18	(417,544)
State Street Bank & Trust Co.	USD	7,333	AUD	9,326	4/17/18	(170,748)
State Street Bank & Trust Co.	USD	13,876	CAD	17,964	4/17/18	71,357
State Street Bank & Trust Co.	USD	19,327	HKD	151,493	4/17/18	(14,362)
State Street Bank & Trust Co.	USD	25,260	MXN	472,657	4/17/18	683,625
State Street Bank & Trust Co.	USD	31,668	SEK	260,700	4/17/18	(416,452)
State Street Bank & Trust Co.	USD	5,960	THB	186,903	4/17/18	19,480
State Street Bank & Trust Co.	CNY	65,407	USD	10,287	4/19/18	(136,447)
State Street Bank & Trust Co.	USD	5,517	IDR	76,396,878	4/23/18	42,042
State Street Bank & Trust Co.	USD	45,009	KRW	49,041,507	4/26/18	1,178,441
State Street Bank & Trust Co.	NOK	12,503	USD	1,592	5/15/18	(5,319)
State Street Bank & Trust Co.	USD	413	EUR	335	5/15/18	(54)

26	Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	12,104	MYR	47,908	7/12/18	$285,700
UBS AG	AUD	7,676	USD	5,970	4/17/18	74,791
UBS AG	EUR	1,925	USD	2,385	4/17/18	13,791
UBS AG	JPY	1,202,991	USD	11,316	4/17/18	785
UBS AG	NOK	711,658	USD	91,451	4/17/18	628,494
UBS AG	SGD	8,552	USD	6,487	4/17/18	(37,771)
UBS AG	USD	47,739	CHF	45,226	4/17/18	(381,599)
UBS AG	USD	1,991	JPY	211,710	4/17/18	545
UBS AG	CNY	112,806	USD	17,901	4/19/18	(75,625)
UBS AG	JPY	538,100	USD	5,059	5/15/18	(10,161)

						$5,754,860

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate market value of these securities amounted to $81,886,552 or 2.0% of net assets.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	On March 30, 2018, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PEN—Peruvian Sol

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

EAFE—Europe, Australia, and Far East

MSCI—Morgan Stanley Capital International

PJSC—Public Joint Stock Company

REG—Registered Shares

See notes to financial statements.

2018 Semi-Annual Report	27

Statement of Assets and Liabilities—March 31, 2018 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
ASSETS
Investments in securities at value
Unaffiliated issuers	$863,086,908	$1,258,953,633	$3,966,053,741
Affiliated issuers	588,347	38,599,723	46,851,370
Foreign currencies, at value (a)	0	8,270,556	20,083,387
Cash	129,719	0	6,167,195
Cash collateral due from broker	916,300	0	2,260,030
Receivables:
Unaffiliated dividends and interest	645,310	3,310,408	14,011,436
Affiliated dividends	2,655	29,393	111,010
Foreign withholding tax reclaims	0	1,222,881	3,172,783
Investment securities sold and foreign currency transactions	10,353,326	18,813,796	43,348,402
Capital shares sold	482,030	2,224,120	5,993,153
Variation margin on futures	164,246	0	437,765
Unrealized appreciation of forward currency exchange contracts	0	1,124,814	12,106,702

Total assets	876,368,841	1,332,549,324	4,120,596,974

LIABILITIES
Due to custodian	0	604,558	0
Cash collateral due to broker	0	0	890,000
Payables:
Investment securities purchased and foreign currency transactions	7,082,840	25,683,704	55,908,867
Capital shares redeemed	406,588	788,838	3,668,975
Management fee	619,716	1,101,508	2,503,366
Transfer Agent fee	20,784	14,516	31,939
Shareholder servicing fee	2,379	17,100	41,284
Accrued expenses	27,065	2,446	41,619
Unrealized depreciation of forward currency exchange contracts	0	1,181,737	6,351,842

Total liabilities	8,159,372	29,394,407	69,437,892

NET ASSETS	$868,209,469	$1,303,154,917	$4,051,159,082

Cost of investments
Unaffiliated issuers	$753,249,734	$1,074,594,187	$3,507,577,611
Affiliated issuers	588,347	38,599,723	46,851,370
NET ASSETS CONSIST OF:
Capital stock, at par	$7,327	$9,956	$30,730
Additional paid-in capital	738,624,198	1,047,469,947	3,490,856,159
Undistributed net investment income/(distributions in excess of net investment income)	238,675	(5,580,358)	10,987,922
Accumulated net realized gain on investment transactions and foreign currency transactions	20,052,957	76,832,858	85,319,465
Net unrealized appreciation/depreciation of:
Investments and futures transactions	109,286,312	184,359,446	458,173,905
Foreign currency denominated assets and liabilities	0	63,068	5,790,901

	$868,209,469	$1,303,154,917	$4,051,159,082

(a) Cost: $0, $8,254,796 and $20,103,759, respectively. (Note 1)

See Notes to Financial Statements.

28	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE
SCB Class Shares
Net Assets	$10,637,798	$77,805,218	$188,035,819
Shares of capital stock outstanding	899,403	5,954,547	14,296,858

Net asset value and offering price per share	$11.83	$13.07	$13.15

Advisor Class Shares
Net Assets	$677,794,887	$785,643,630	$2,419,689,783
Shares of capital stock outstanding	57,196,368	60,013,901	183,605,799

Net asset value and offering price per share	$11.85	$13.09	$13.18

Class Z Shares
Net Assets	$179,776,784	$439,706,069	$1,443,433,480
Shares of capital stock outstanding	15,179,186	33,595,560	109,401,212

Net asset value and offering price per share	$11.84	$13.09	$13.19

See Notes to Financial Statements.

2018 Semi-Annual Report	29

Statement of Operations—for the six months ended March 31, 2018 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

INVESTMENT INCOME
Income:
Dividends
Unaffiliated issuers (a)	$5,280,852	$8,151,656	$27,233,856
Affiliated issuers	10,477	128,923	470,556
Other income	881	1,121	0

Total income	5,292,210	8,281,700	27,704,412

Expenses:
Management fee (see Note 2A)	3,584,114	5,924,007	14,188,428
Shareholder servicing fee (see Note 2B)	13,264	96,990	217,511
Custodian fee	81,686	224,131	300,380
Transfer Agent fee—Non-Retail Class	2,346	9,504	7,349
Transfer Agent fee—Advisor Class	155,219	84,740	87,140
Transfer Agent fee—Class Z	18,291	41,549	136,022
Registration fees	20,746	52,621	96,411
Recoupment of previously reimbursed expenses (see Note 2A)	0	95,643	0
Directors’ fees and expenses	14,487	18,469	55,739
Auditing and tax fees	17,787	21,801	21,382
Printing fees	11,674	16,241	13,545
Legal fees	9,146	8,468	19,313
Miscellaneous	14,610	20,191	31,634

Total expenses	3,943,370	6,614,355	15,174,854
Less: expenses waived and reimbursed by the Manager (see Notes 2A & 2D)	(1,974)	(23,560)	(506,751)

Net expenses	3,941,396	6,590,795	14,668,103

Net investment income	1,350,814	1,690,905	13,036,309

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (b)	26,417,681	79,971,522	99,613,081
Forward currency exchange contracts	0	(899,545)	8,835,647
Futures	1,819,968	0	580,896
Foreign currency transactions	0	(220,932)	(19,859,646)

Net realized gain on investment transactions and foreign currency transactions	28,237,649	78,851,045	89,169,978

Net change in unrealized appreciation/depreciation of:
Investments (c)	(2,306,502)	(1,843,480)	121,250,611
Forward currency exchange contracts	0	(902,883)	3,668,715
Futures	(1,451,190)	0	(302,225)
Foreign currency denominated assets and liabilities	0	111,267	(9,581)

Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(3,757,692)	(2,635,096)	124,607,520

Net realized and unrealized gain on investment transactions and foreign currency transactions	24,479,957	76,215,949	213,777,498

Net increase in net assets resulting from operations	$25,830,771	$77,906,854	$226,813,807

(a) Net of foreign withholding taxes of $11,665, $951,253 and $3,033,468, respectively.

(b) Net of foreign capital gains taxes of $0, $787,759 and $0, respectively.

(c) Net of increase/(decrease) in accrued foreign capital gains taxes of $0, $(73,452) and $0, respectively.

See Notes to Financial Statements.

30	Bernstein Fund, Inc.

Statement of Changes in Net Assets

	SMALL CAP CORE PORTFOLIO		INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/18 (UNAUDITED)	YEAR ENDED 9/30/17	SIX MONTHS ENDED 3/31/18 (UNAUDITED)	YEAR ENDED 9/30/17

INCREASE (DECREASE) IN NET ASSETS FROM
Operations:
Net investment income	$1,350,814	$2,415,710	$1,690,905	$7,210,699
Net realized gain on investment transactions and foreign currency transactions	28,237,649	47,226,145	78,851,045	29,605,750
Net change in unrealized appreciation/depreciation of investments	(3,757,692)	71,518,211	(2,635,096)	122,874,640
Contributions from affiliates (see Note 2A)	0	0	0	2,415

Net increase in net assets resulting from operations	25,830,771	121,160,066	77,906,854	159,693,504

Dividends and distributions to shareholders:
Dividends from net investment income (a)	(2,456,842)	(2,070,664)	(14,303,865)	(9,805,539)
Distributions from net realized gain on investment transactions	(50,758,452)	0	(27,450,003)	(7,197,353)

Total dividends and distributions to shareholders	(53,215,294)	(2,070,664)	(41,753,868)	(17,002,892)

Capital-share transactions:
Net proceeds from sales of shares	34,434,685	144,669,429	193,949,951	373,247,420
Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	51,634,967	1,683,335	40,024,827	15,960,643

Total proceeds from shares sold	86,069,652	146,352,764	233,974,778	389,208,063
Cost of shares redeemed	(76,049,742)	(115,380,133)	(40,828,013)	(116,805,625)

Net increase in net assets from capital-share transactions	10,019,910	30,972,631	193,146,765	272,402,438

Net increase (decrease) in net assets	(17,364,613)	150,062,033	229,299,751	415,093,050

NET ASSETS:
Beginning of period	885,574,082	735,512,049	1,073,855,166	658,762,116

End of period (b)	$868,209,469	$885,574,082	$1,303,154,917	$1,073,855,166

(b) Includes undistributed net investment income/(distributions in excess of net investment income) of:	$238,675	$1,344,703	$(5,580,358)	$7,032,602

(a) See page 33 and 34 for share class information on dividend distributions for the Portfolios.

See Notes to Financial Statements.

2018 Semi-Annual Report	31

Statement of Changes in Net Assets (continued)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/18 (UNAUDITED)	YEAR ENDED 9/30/17

INCREASE (DECREASE) IN NET ASSETS FROM
Operations:
Net investment income	$13,036,309	$31,236,856
Net realized gain on investment transactions and foreign currency transactions	89,169,978	64,257,696
Net change in unrealized appreciation/depreciation of investments	124,607,520	258,100,375

Net increase in net assets resulting from operations	226,813,807	353,594,927

Dividends and distributions to shareholders:
Dividends from net investment income(a)	(28,877,709)	(17,284,795)
Distributions from net realized gain on investment transactions(a)	(68,164,014)	(3,689,919)

Total dividends and distributions to shareholders	(97,041,723)	(20,974,714)

Capital-share transactions:
Net proceeds from sales of shares	746,934,468	1,752,230,315
Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	93,754,597	19,090,466

Total proceeds from shares sold	840,689,065	1,771,320,781
Cost of shares redeemed	(109,520,255)	(142,185,394)

Net increase in net assets from capital-share transactions	731,168,810	1,629,135,387

Net increase in net assets	860,940,894	1,961,755,600

NET ASSETS:
Beginning of period	3,190,218,188	1,228,462,588

End of period (b)	$4,051,159,082	$3,190,218,188

(b) Includes undistributed net investment income of:	$10,987,922	$26,829,322

(a) See page 33 and 34 for share class information on dividend distributions for the Portfolios.

See Notes to Financial Statements.

32	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO

	SIX MONTHS ENDED 3/31/18 (UNAUDITED)	YEAR ENDED 9/30/17
Dividends and Distributions to shareholders:
Dividends from net investment income
SCB Class	$(6,564)	$(7,038)
Advisor Class	(1,896,020)	(1,673,434)
Class Z	(554,258)	(390,192)

	$(2,456,842)	$(2,070,664)

Distributions from net realized gain on investment transactions
SCB Class	$(579,925)	$0
Advisor Class	(39,794,167)	0
Class Z	(10,384,360)	0

	$(50,758,452)	$0

	INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/18 (UNAUDITED)	YEAR ENDED 9/30/17
Dividends and Distributions to shareholders:
Dividends from net investment income
SCB Class	$(858,034)	$(559,157)
Advisor Class	(8,289,722)	(5,563,147)
Class Z	(5,156,109)	(3,683,235)

	$(14,303,865)	$(9,805,539)

Distributions from net realized gain on investment transactions
SCB Class	$(1,856,249)	$(445,626)
Advisor Class	(15,822,666)	(4,068,360)
Class Z	(9,771,088)	(2,683,367)

	$(27,450,003)	$(7,197,353)

See Notes to Financial Statements.

2018 Semi-Annual Report	33

Statement of Changes in Net Assets (continued)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/18 (UNAUDITED)	YEAR ENDED 9/30/17
Dividends and Distributions to shareholders:
Dividends from net investment income
SCB Class	$(1,168,906)	$(1,023,102)
Advisor Class	(16,481,879)	(10,543,352)
Class Z	(11,226,924)	(5,718,341)

	$(28,877,709)	$(17,284,795)

Distributions from net realized gain on investment transactions
SCB Class	$(3,361,570)	$(228,518)
Advisor Class	(38,546,091)	(2,242,019)
Class Z	(26,256,353)	(1,219,382)

	$(68,164,014)	$(3,689,919)

See Notes to Financial Statements.

34	Bernstein Fund, Inc.

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO

	SCB CLASS
	SIX MONTHS ENDED 3/31/18 (UNAUDITED)		YEAR ENDED 9/30/17	FOR THE PERIOD 12/29/15(a) TO 9/30/16
Net asset value, beginning of period	$12.21		$10.54	$10.00

Income from investment operations:
Investment income, net†‡	0.00	(b)	0.01	0.01
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.34		1.67	0.53	(c)

Total from investment operations	0.34		1.68	0.54

Less dividends and distributions:
Dividends from net investment income	(0.00	) (b)	(0.01)	(0.00	) (b)
Distributions from net realized gain on investment transactions	(0.72)		0	0

Total dividends and distributions	(0.72)		(0.01)	0

Net asset value, end of period	$11.83		$12.21	$10.54

Total return (d)	2.87%		15.98%	5.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$10,638		$10,276	$4,870
Average net assets (000 omitted)	$10,582		$7,467	$2,314
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.13%	*	1.18%	1.30%	*
Expenses, before waivers/reimbursements	1.13%	*	1.19%	1.40%	*
Net investment income‡	0.05%	*	0.05%	0.16%	*
Portfolio turnover rate	59%		165%	88%

See Footnote Summary on page 43.

See Notes to Financial Statements.

2018 Semi-Annual Report	35

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO

	ADVISOR CLASS
	SIX MONTHS ENDED 3/31/18 (UNAUDITED)		YEAR ENDED 9/30/17	FOR THE PERIOD 12/29/15(a) TO 9/30/16
Net asset value, beginning of period	$12.25		$10.56	$10.00

Income from investment operations
Investment income, net†‡	0.02		0.03	0.04
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.33		1.69	0.53	(c)

Total from investment operations	0.35		1.72	0.57

Less dividends and distributions:
Dividends from net investment income	(0.03)		(0.03)	(0.01)
Distributions from net realized gain on investment transactions	(0.72)		0	0

Total dividends and distributions	(0.75)		(0.03)	(0.01)

Net asset value, end of period	$11.85		$12.25	$10.56

Total return (d)	2.91%		16.29%	5.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$677,795		$695,958	$603,862
Average net assets (000 omitted)	$700,586		$654,649	$175,999
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	0.88%	*	0.92%	1.05%	*
Expenses, before waivers/reimbursements	0.88%	*	0.93%	1.15%	*
Net investment income‡	0.30%	*	0.30%	0.49%	*
Portfolio turnover rate	59%		165%	88%

See Footnote Summary on page 43.

See Notes to Financial Statements.

36	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO

	CLASS Z
	SIX MONTHS ENDED 3/31/18 (UNAUDITED)		YEAR ENDED 9/30/17	FOR THE PERIOD 12/29/15(a) TO 9/30/16
Net asset value, beginning of period	$12.24		$10.56	$10.00

Income from investment operations
Investment income, net† ‡	0.02		0.03	0.04
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.33		1.68	0.53	(c)

Total from investment operations	0.35		1.71	0.57

Less dividends and distributions:
Dividends from net investment income	(0.03)		(0.03)	(0.01)
Distributions from net realized gain on investment transactions	(0.72)		0	0

Total dividends and distributions	(0.75)		(0.03)	(0.01)

Net asset value, end of period	$11.84		$12.24	$10.56

Total return (d)	2.95%		16.22%	5.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$179,776		$179,340	$126,780
Average net assets (000 omitted)	$182,412		$144,513	$36,539
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	0.86%	*	0.93%	1.05%	*
Expenses, before waivers/reimbursements	0.86%	*	0.94%	1.35%	*
Net investment income‡	0.33%	*	0.30%	0.49%	*
Portfolio turnover rate	59%		165%	88%

See Footnote Summary on page 43.

See Notes to Financial Statements.

2018 Semi-Annual Report	37

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL SMALL CAP PORTFOLIO

	SCB CLASS
	SIX MONTHS ENDED 3/31/18 (UNAUDITED)		YEAR ENDED 9/30/17	FOR THE PERIOD 12/21/15(a) TO 9/30/16
Net asset value, beginning of period	$12.70		$10.92	$10.00

Income from investment operations:
Investment income, net†‡	0.00	(b)	0.08	0.11
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.83		1.96	0.81
Contributions from affiliates	0		0.00 (b)	0

Total from investment operations	0.83		2.04	0.92

Less dividends and distributions:
Dividends from net investment income	(0.14)		(0.14)	0
Distributions from net realized gain on investment transactions	(0.32)		(0.12)	0

Total dividends and distributions	(0.46)		(0.26)	0

Net asset value, end of period	$13.07		$12.70	$10.92

Total return (d)	6.77%		19.28%	9.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$77,805		$73,531	$37,226
Average net assets (000 omitted)	$77,380		$55,325	$14,117
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.35%	*	1.35%	1.35%	*
Expenses, before waivers/reimbursements	1.35%	*	1.36%	1.53%	*
Net investment income‡	0.01%	*	0.75%	1.38%	*
Portfolio turnover rate	58%		65%	51%

See Footnote Summary on page 43.

See Notes to Financial Statements.

38	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO

	ADVISOR CLASS
	SIX MONTHS ENDED 3/31/18 (UNAUDITED)		YEAR ENDED 9/30/17	FOR THE PERIOD 12/21/15(a) TO 9/30/16
Net asset value, beginning of period	$12.72		$10.93	$10.00

Income from investment operations
Investment income, net†‡	0.02		0.10	0.15
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.83		1.96	0.78
Contributions from affiliates	0		0.00 (b)	0

Total from investment operations	0.85		2.06	0.93

Less dividends and distributions:
Dividends from net investment income	(0.16)		(0.15)	0
Distributions from net realized gain on investment transactions	(0.32)		(0.12)	0

Total dividends and distributions	(0.48)		(0.27)	0

Net asset value, end of period	$13.09		$12.72	$10.93

Total return (d)	6.92%		19.51%	9.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$785,644		$608,324	$367,468
Average net assets (000 omitted)	$689,834		$460,362	$230,324
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.10%	*	1.10%	1.10%	*
Expenses, before waivers/reimbursements	1.10%	*	1.11%	1.22%	*
Net investment income‡	0.32%	*	0.93%	1.87%	*
Portfolio turnover rate	58%		65%	51%

See Footnote Summary on page 43.

See Notes to Financial Statements.

2018 Semi-Annual Report	39

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL SMALL CAP PORTFOLIO

	CLASS Z
	SIX MONTHS ENDED 3/31/18 (UNAUDITED)		YEAR ENDED 9/30/17	FOR THE PERIOD 12/21/15(a) TO 9/30/16
Net asset value, beginning of period	$12.72		$10.93	$10.00

Income from investment operations
Investment income, net† ‡	0.02		0.10	0.15
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.84		1.96	0.78
Contributions from affiliates	0		0.00 (b)	0

Total from investment operations	0.86		2.06	0.93

Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.15)	0
Distributions from net realized gain on investment transactions	(0.32)		(0.12)	0

Total dividends and distributions	(0.49)		(0.27)	0

Net asset value, end of period	$13.09		$12.72	$10.93

Total return (d)	6.93%		19.52%	9.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$439,706		$392,000	$254,068
Average net assets (000 omitted)	$414,350		$291,438	$187,312
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.10%	*	1.10%	1.10%	*
Expenses, before waivers/reimbursements	1.10%	*	1.11%	1.26%	*
Net investment income‡	0.29%	*	0.87%	1.92%	*
Portfolio turnover rate	58%		65%	51%

See Footnote Summary on page 43.

See Notes to Financial Statements.

40	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SCB CLASS
	SIX MONTHS ENDED 3/31/18 (UNAUDITED)		YEAR ENDED 9/30/17	FOR THE PERIOD 12/21/15(a) TO 9/30/16
Net asset value, beginning of period	$12.69		$10.57	$10.00

Income from investment operations:
Investment income, net†‡	0.03		0.18	0.21
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.78		2.11	0.36	(c)

Total from investment operations	0.81		2.29	0.57

Less dividends and distributions:
Dividends from net investment income	(0.09)		(0.14)	(0.00	) (b)
Distributions from net realized gain on investment transactions	(0.26)		(0.03)	0

Total dividends and distributions	(0.35)		(0.17)	(0.00)

Net asset value, end of period	$13.15		$12.69	$10.57

Total return (d)	6.53%		22.01%	5.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$188,036		$152,725	$68,977
Average net assets (000 omitted)	$173,533		$106,248	$27,169
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.05%	*	1.17%	1.20%	*
Expenses, before waivers/reimbursements	1.08%	*	1.23%	1.34%	*
Net investment income‡	0.45%	*	1.62%	2.70%	*
Portfolio turnover rate	36%		69%	79%

See Footnote Summary on page 43.

See Notes to Financial Statements.

2018 Semi-Annual Report	41

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	ADVISOR CLASS
	SIX MONTHS ENDED 3/31/18 (UNAUDITED)		YEAR ENDED 9/30/17	FOR THE PERIOD 12/21/15(a) TO 9/30/16
Net asset value, beginning of period	$12.72		$10.57	$10.00

Income from investment operations
Investment income, net†‡	0.05		0.21	0.23
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.78		2.11	0.35	(c)

Total from investment operations	0.83		2.32	0.58

Less dividends and distributions:
Dividends from net investment income	(0.11)		(0.14)	(0.01)
Distributions from net realized gain on investment transactions	(0.26)		(0.03)	0

Total dividends and distributions	(0.37)		(0.17)	(0.01)

Net asset value, end of period	$13.18		$12.72	$10.57

Total return (d)	6.69%		22.38%	5.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$2,419,690		$1,760,819	$737,765
Average net assets (000 omitted)	$2,059,137		$1,023,860	$459,166
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	0.80%	*	0.93%	0.95%	*
Expenses, before waivers/reimbursements	0.83%	*	0.98%	1.06%	*
Net investment income‡	0.78%	*	1.85%	2.93%	*
Portfolio turnover rate	36%		69%	79%

See Footnote Summary on page 43.

See Notes to Financial Statements.

42	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	CLASS Z
	SIX MONTHS ENDED 3/31/18 (UNAUDITED)		YEAR ENDED 9/30/17	FOR THE PERIOD 12/21/15(a) TO 9/30/16
Net asset value, beginning of period	$12.73		$10.58	$10.00

Income from investment operations
Investment income, net†‡	0.04		0.20	0.24
Net realized and unrealized gain on investment transactions and foreign currency transactions	0.79		2.12	0.35	(c)

Total from investment operations	0.83		2.32	0.59

Less dividends and distributions:
Dividends from net investment income	(0.11)		(0.14)	(0.01)
Distributions from net realized gain on investment transactions	(0.26)		(0.03)	0

Total dividends and distributions	(0.37)		(0.17)	(0.01)

Net asset value, end of period	$13.19		$12.73	$10.58

Total return (d)	6.68%		22.35%	5.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$1,443,433		$1,276,674	$421,721
Average net assets (000 omitted)	$1,356,500		$605,465	$295,180
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	0.81%	*	0.94%	0.95%	*
Expenses, before waivers/reimbursements	0.84%	*	1.00%	1.10%	*
Net investment income‡	0.68%	*	1.74%	3.04%	*
Portfolio turnover rate	36%		69%	79%

†	Based on average shares outstanding.
‡	Net of fees and expenses waived by the Adviser.
*	Annualized, except for certain non-recurring fees.
(a)	Commencement of operations.
(b)	Amount is less than $.005.
(c)	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Portfolios’ change in net realized and unrealized gain (loss) on investment transactions for the period.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

See Notes to Financial Statements.

2018 Semi-Annual Report	43

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Bernstein Fund, Inc. (the “Fund”) is a managed open-end registered investment company, incorporated in Maryland on September 11, 2015. The Fund operates as a series company currently comprised of three portfolios: Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”) with the following share classes offered: SCB Class, Advisor Class and Class Z. Class Z shares are currently offered exclusively to registered investment companies (or their series) managed by AllianceBernstein L.P. (the “Adviser”).

Each Portfolio has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events,

44	Bernstein Fund, Inc.

including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2018:

SMALL CAP CORE PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks(a)	$863,086,908	$0	$0	$863,086,908
Short-Term Investments	588,347	0	0	588,347
Total Investments in Securities	863,675,255	0	0	863,675,255
Other Financial Instruments(b):
Assets	0	0	0	0
Liabilities:
Futures	(550,862)	0	0	(550,862	)(c)
Total(d)	$863,124,393	$0	$0	$863,124,393

2018 Semi-Annual Report	45

Notes to Financial Statements (continued)

INTERNATIONAL SMALL CAP PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
Assets:
Common Stocks:
Industrials	$45,149,249	$207,708,753		$0	$252,858,002
Consumer Discretionary	21,315,234	189,585,793		0	210,901,027
Information Technology	2,915,689	165,667,922		0	168,583,611
Financials	5,079,148	129,152,121		0	134,231,269
Materials	32,261,983	94,744,591		0	127,006,574
Consumer Staples	13,985,807	105,381,697		0	119,367,504
Real Estate	27,306,552	62,050,831		0	89,357,383
Health Care	5,365,965	55,996,236		0	61,362,201
Energy	8,594,767	41,605,270		0	50,200,037
Utilities	1,580,965	21,365,201		0	22,946,166
Telecommunication Services	0	21,702,362		0	21,702,362
Rights	437,497	0		0	437,497
Short-Term Investments	38,599,723	0		0	38,599,723
Total Investments in Securities	202,592,579	1,094,960,777	(e)	0	1,297,553,356
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	0	1,124,814		0	1,124,814
Liabilities:
Forward Currency Exchange Contracts	0	(1,181,737)		0	(1,181,737)
Total(f)(g)	$202,592,579	$1,094,903,854		$0	$1,297,496,433

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
Assets:
Common Stocks:
Financials	$159,946,724	$688,426,341		$0	$848,373,065
Information Technology	142,531,596	631,364,824		0	773,896,420
Consumer Discretionary	30,326,023	525,108,088		0	555,434,111
Industrials	0	491,883,944		0	491,883,944
Energy	121,624,069	192,348,067		0	313,972,136
Health Care	0	309,967,457		0	309,967,457
Consumer Staples	42,513,224	139,815,932		0	182,329,156
Materials	26,963,906	146,617,601		0	173,581,507
Real Estate	0	152,996,190		0	152,996,190
Telecommunication Services	0	142,411,224		0	142,411,224
Utilities	21,208,531	0		0	21,208,531
Short-Term Investments	46,851,370	0		0	46,851,370
Total Investments in Securities	591,965,443	3,420,939,668	(e)	0	4,012,905,111
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	0	12,106,702		0	12,106,702
Liabilities:
Futures	(302,225)	0		0	(302,225	)(c)
Forward Currency Exchange Contracts	0	(6,351,842)		0	(6,351,842)
Total(g)(h)	$591,663,218	$3,426,694,528		$0	$4,018,357,746

46	Bernstein Fund, Inc.

(a)	See schedule of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the schedule of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

(d)	There were no transfers between any levels during the reporting period.

(e)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note 1.A.

(f)	An amount of $61,233,708 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modelling tools during the reporting period.

(g)	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

(h)	There were no transfers from Level 1 to Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and

2018 Semi-Annual Report	47

Notes to Financial Statements (continued)

losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code.

The International Small Cap Portfolio and International Strategic Equities Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on, management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior two tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. The Portfolios amortize premiums and accrete discounts as adjustments to interest income.

F.	Securities Transactions on a When-Issued or Delayed-Delivery Basis

Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security’s value in determining the Portfolio’s net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security’s value in determining the Portfolio’s net asset value.

G.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

H.	Distribution of Income and Gains

Dividends from net investment income, if any, will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

48	Bernstein Fund, Inc.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

I.	Organization and Offering Expenses

Offering costs of $103,529, $103,639 and $103,529 have been deferred and were fully amortized on a straight line basis over a one year period starting from December 29, 2015 (commencement of operations) for Small Cap Core Portfolio and from December 21, 2015 (commencement of operations) for International Small Cap Portfolio and International Strategic Equities Portfolio, respectively.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee at an annualized rate as follows:

Small Cap Core Portfolio: 0.80% of the Portfolio’s average daily net assets.

International Small Cap Portfolio: 1.00% of the Portfolio’s average daily net assets.

	ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
	FIRST $2.5 BILLION	NEXT $2.5 BILLION	THEREAFTER
International Strategic Equities	0.750%	0.650%	0.600%

Prior to January 1, 2018, the below Portfolio paid the Adviser an investment management fee, based on an annual rate, for such services as follows:

	ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
PORTFOLIO	FIRST $1 BILLION	NEXT $3 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	THEREAFTER
International Strategic Equities	0.925%	0.850%	0.800%	0.750%	0.650%	0.600%

Prior to January 1, 2018, the Adviser waived the annual investment management fees of the International Strategic Equities Portfolio by an amount equal to 0.05% per annum of the average net assets of the Portfolio. For the six months ended March 31, 2018, such waiver amounted to $419,834.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Portfolios may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

PORTFOLIO	SCB CLASS	ADVISOR CLASS	CLASS Z
Small Cap Core	1.30%	1.05%	1.05%
International Small Cap	1.35%	1.10%	1.10%

2018 Semi-Annual Report	49

Notes to Financial Statements (continued)

Prior to January 27, 2018, the Expense Caps for International Strategic Equities were 1.20%, 0.95% and 0.95% of the daily average net assets for SCB Class, Advisor Class and Class Z shares, respectively. The Expense Caps for Small Cap Core and International Small Cap may not be terminated by the Adviser before January 26, 2019. During the six months ended March 31, 2018, there were no such reimbursement/waivers.

Any fees waived and expenses borne by the Adviser for the Portfolios through September 30, 2016 are subject to repayment by the Portfolios until September 30, 2019, such waivers that are subject to repayment amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$161,882
International Small Cap	420,136
International Strategic Equities	425,084

Any fees waived and expenses borne by the Adviser from October 1, 2016 through January 4, 2017 are subject to repayment by the Portfolios until September 30, 2020; such waivers that are subject to repayment amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$0
International Small Cap	20,030
International Strategic Equities	1,709

During the year ended September 30, 2017, the Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio made repayments to the Adviser in the amounts of $161,882, $27,230 and $426,793, respectively. During the six months ended March 31, 2018, the International Small Cap Portfolio made repayments to the Adviser in the amount of $95,643. In any case, no repayment will be made that would cause the Portfolios’ total annual fund operating expenses to exceed the net fee percentage set forth per the Expense Caps.

Pursuant to the investment management agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. During the six months ended March 31, 2018, there was no such reimbursement.

During the year ended September 30, 2017, the Adviser reimbursed the International Small Cap Portfolio $2,415 for trading losses incurred due to trade entry errors.

B.	Shareholder Servicing Fee; Transfer Agency Fee

Under the Shareholder Servicing Agreement between the Bernstein Fund, Inc. and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. Such services include, but are not limited to, providing information to shareholders concerning their Bernstein Fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.25% of the average daily net assets of SCB Class Shares.

Under a Transfer Agency Agreement between the Bernstein Fund, Inc., on behalf of the AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. For the six months ended March 31, 2018, the compensation retained by ABIS amounted to: Small Cap Core Portfolio, $129,126; International Small Cap Portfolio, $113,902; and International Strategic Equities Portfolio, $208,027.

50	Bernstein Fund, Inc.

C.	Distribution Arrangements

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Investments in Affiliated Issuers

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolios in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended March 31, 2018, such waivers amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$1,974
International Small Cap	23,560
International Strategic Equities	86,917

A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the six months ended March 31, 2018 is as follows:

PORTFOLIO	MARKET VALUE 9/30/17 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 3/31/18 (000)	DIVIDEND INCOME (000)
Small Cap Core	$5,090	$53,676	$58,178	$588	$10
International Small Cap	23,305	193,090	177,795	38,600	129
International Strategic Equities	81,234	589,538	623,921	46,851	471

Brokerage commissions paid on investment transactions and brokerage commissions paid to Sanford C. Bernstein & Co., LLC and Sanford C. Bernstein & Co., Ltd., affiliates of the Adviser, for the six months ended March 31, 2018 were as follows:

PORTFOLIO	TOTAL COMMISSIONS	SANFORD C. BERNSTEIN & CO., LLC	SANFORD C. BERNSTEIN & CO., LTD.
Small Cap Core	$523,342	$0	$0
International Small Cap	905,861	0	0
International Strategic Equities	2,138,031	0	0

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the six months ended March 31, 2018, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES
Small Cap Core	$527,172,458	$0	$569,122,964	$0
International Small Cap	793,164,804	0	666,311,941	0
International Strategic Equities	1,905,887,050	0	1,262,290,895	0

2018 Semi-Annual Report	51

Notes to Financial Statements (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	GROSS UNREALIZED		NET UNREALIZED APPRECIATION (DEPRECIATION)
PORTFOLIO	APPRECIATION	(DEPRECIATION)
Small Cap Core	$128,497,807	$(19,211,495)	$109,286,312
International Small Cap	215,638,490	(31,335,967)	184,302,523
International Strategic Equities	524,864,167	(60,935,402)	463,928,765

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolio’s credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2018, the Small Cap Core Portfolio and International Strategic Equities Portfolio held futures for non-hedging purposes.

•	Forward Currency Exchange Contracts

Each Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be

52	Bernstein Fund, Inc.

included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolios. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, the Portfolios may commit a substantial portion or the entire value of their Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward currency exchange contracts would have on the investment program of these Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the six months ended March 31, 2018, the International Small Cap Portfolio held forward currency exchange contracts for hedging purposes and International Strategic Equities Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by the OTC counterparty tables below.

During the six months ended March 31, 2018, the Portfolios had entered into the following derivatives:

SMALL CAP CORE PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Equity contracts			Receivable/Payable for variation margin on futures	$550,862	*
Total				$550,862

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

2018 Semi-Annual Report	53

Notes to Financial Statements (continued)

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$1,819,968	$(1,451,190)
Total		$1,819,968	$(1,451,190)

INTERNATIONAL SMALL CAP PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$1,124,814	Unrealized depreciation on forward currency exchange contracts	$1,181,737
Total		$1,124,814		$1,181,737

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$(899,545)	$(902,883)
Total		$(899,545)	$(902,883)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Equity contracts			Receivable/Payable for variation margin on futures	$302,225	*
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$12,106,702	Unrealized depreciation on forward currency exchange contracts	6,351,842
Total		$12,106,702		$6,654,067

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

54	Bernstein Fund, Inc.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$580,896	$(302,225)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	8,835,647	3,668,715
Total		$9,416,543	$3,366,490

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended March 31, 2018:

SMALL CAP CORE PORTFOLIO
Futures:
Average original value of buy contracts	$17,623,995

INTERNATIONAL SMALL CAP PORTFOLIO
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$171,942,797
Average principal amount of sale contracts	$158,414,250

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
Futures:
Average original value of buy contracts	$41,842,273

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$903,669,739
Average principal amount of sale contracts	$875,453,918

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Portfolios as of March 31, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVE AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVES ASSETS
Bank of America, NA	$222,170	$(130,007)	$0	$0	$92,163
Barclays Bank PLC	546,505	(49,204)	0	0	497,301
Citibank, NA	16,247	(16,247)	0	0	0
Credit Suisse International	145,226	(145,226)	0	0	0
Royal Bank of Scotland PLC	186,044	(48,079)	0	0	137,965
State Street Bank & Trust Co.	8,622	(8,622)	0	0	0

Total	$1,124,814	$(397,385)	$0	$0	$727,429	^

2018 Semi-Annual Report	55

Notes to Financial Statements (continued)

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVE AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVES LIABILITIES
Bank of America, NA	$130,007	$(130,007)	$0	$0	$0
Barclays Bank PLC	49,204	(49,204)	0	0	0
Citibank, NA	664,414	(16,247)	0	0	648,167
Credit Suisse International	243,903	(145,226)	0	0	98,677
Royal Bank of Scotland PLC	48,079	(48,079)	0	0	0
State Street Bank & Trust Co.	46,130	(8,622)	0	0	37,508

Total	$1,181,737	$(397,385)	$0	$0	$784,352	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVE AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVES ASSETS
Australia and New Zealand Banking Group Ltd.	$393,694	$(280,350)	$0	$0	$113,344
Bank of America, NA	210,462	(19,222)	0	0	191,240
Barclays Bank PLC	1,478,015	(685,105)	0	(792,910)	0
Citibank, NA	2,880,845	(2,301,046)	(475,000)	0	104,799
Credit Suisse International	547,903	0	(415,000)	0	132,903
Morgan Stanley & Co., Inc.	2,722,944	(161,082)	0	0	2,561,862
Royal Bank of Scotland PLC	37,386	(37,386)	0	0	0
State Street Bank & Trust Co.	3,117,047	(1,181,776)	0	(1,731,691)	203,580
UBS AG	718,406	(505,156)	0	0	213,250

Total	$12,106,702	$(5,171,123)	$(890,000)	$(2,524,601)	$3,520,978	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVE AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVES LIABILITIES
Australia and New Zealand Banking Group Ltd.	$280,350	$(280,350)	$0	$0	$0
Bank of America, NA	19,222	(19,222)	0	0	0
Barclays Bank PLC	685,105	(685,105)	0	0	0
Citibank, NA	2,301,046	(2,301,046)	0	0	0
Morgan Stanley & Co., Inc.	161,082	(161,082)	0	0	0
Nomura Global Financial Products, Inc.	195,123	0	0	0	195,123
Royal Bank of Scotland PLC	451,023	(37,386)	0	0	413,637
Societe Generale	571,959	0	0	0	571,959
State Street Bank & Trust Co.	1,181,776	(1,181,776)	0	0	0
UBS AG	505,156	(505,156)	0	0	0

Total	$6,351,842	$(5,171,123)	$0	$0	$1,180,719	^

56	Bernstein Fund, Inc.

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

C.	Currency Transactions

The Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE 4.	Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2017 and September 30, 2016 were as follows:

PORTFOLIO	2017	2016
Small Cap Core
Distributions paid from:
Ordinary income	$2,070,664	$1,000

Total distributions paid	$2,070,664	$1,000

International Small Cap
Distributions paid from:
Ordinary income	$17,002,892	$0

Total distributions paid	$17,002,892	$0

International Strategic Equities
Distributions paid from:
Ordinary income	$18,490,651	$2,549
Long-term capital gains	$2,484,063	$0

Total distributions paid	$20,974,714	$2,549

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER (LOSSES)(a)	UNREALIZED APPRECIATION/ (DEPRECIATION)(b)	TOTAL ACCUMULATED EARNINGS/ (DEFICIT)
Small Cap Core	$39,031,129	$11,483,912	$0	$106,447,426	$156,962,467
International Small Cap	26,737,410	14,997,601	0	177,787,015	219,522,026
International Strategic Equities	44,772,998	50,662,094	0	335,065,017	430,500,109

2018 Semi-Annual Report	57

Notes to Financial Statements (continued)

(a)	During the fiscal year ended September 30, 2017, Small Cap Core Portfolio utilized capital loss carryforwards of $2,572,833 to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), partnership adjustments, and the realization for tax purposes of gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2017, all three Portfolios did not have any capital loss carryforwards.

NOTE 5.	Risks Involved in Investing in the Portfolios

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to economic, political and social instability, which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk—The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Sector Risk—The Portfolios may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolios’ investments.

Emerging Markets Securities Risk—The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty, and these risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. In addition, the value of the Portfolios’ investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign stocks and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolios from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Market Risk—The Portfolios are subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. In the past decade, financial markets in the United States and elsewhere have experienced increased volatility, decreased liquidity and heightened uncertainty. These market conditions may recur from time to time and have on adverse impact

58	Bernstein Fund, Inc.

on various securities market. The U.S. Government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets. Other governments have tried to support markets by buying stocks and through other market interventions. Government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and has begun raising interest rates. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or decreases could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolios invest.

Current political uncertainty surrounding the European Union (“EU”) and its membership may increase market volatility. The United Kingdom has voted to withdraw from the EU, and one or more other countries may withdraw from the EU and/or abandon the Euro, the common currency of the EU. The financial instability of some countries in the EU, together with the risk of that financial instability impacting other more stable countries, may increase the risk of investing in companies in Europe and worldwide. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

Allocation Risk—The Portfolios may seek to focus on different investment disciplines or factors at different times as a means to achieve their investment objectives. In the event that the investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolios’ returns may be negatively affected.

Derivatives Risk—The Portfolios may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. The U.S. Government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Management Risk—The Portfolios are subject to management risk because they are an actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may work as intended or may not produce the desired results. In some cases, derivatives and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the value or performance of the Portfolios.

2018 Semi-Annual Report	59

Notes to Financial Statements (continued)

REIT Risk—Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including other registered funds advised by the Manager and ETFs, are subject to market and selection risk. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Cybersecurity Risk—Cybersecurity incidents may allow an unauthorized party to gain access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or cause the Portfolios, the Adviser, and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE 6.	Capital-Share Transactions

The Fund has authorized 27 billion shares of common stock, par value $0.0001 per share. Each SCB Class, Advisor Class and Class Z of the Portfolios is allocated 1 billion shares. The balance of the authorized shares have been allocated to share classes that are currently not offered.

Share transactions for each Portfolio for the six months ended March 31, 2018 and the year ended September 30, 2017, were as follows:

	SMALL CAP CORE PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/18 (UNAUDITED)	YEAR ENDED 9/30/17	SIX MONTHS ENDED 3/31/18 (UNAUDITED)	YEAR ENDED 9/30/17
SCB Class Shares
Shares sold	109,425	470,811	$1,319,051	$5,411,903
Shares issued to shareholders on reinvestment of dividends and distributions	49,711	497	582,617	5,911
Shares redeemed	(101,112)	(91,837)	(1,234,224)	(1,058,048)

Net increase	58,024	379,471	$667,444	$4,359,766

Advisor Class Shares
Shares sold	2,755,886	7,825,561	$33,115,634	$90,029,115
Shares issued to shareholders on reinvestment of dividends and distributions	3,416,907	108,173	40,114,486	1,287,265
Shares redeemed	(5,808,148)	(8,287,958)	(70,038,035)	(95,775,891)

Net increase (decrease)	364,645	(354,224)	$3,192,085	$(4,459,511)

60	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO

	SHARES		AMOUNT
	SIX MONTHS ENDED 3/31/18 (UNAUDITED)	YEAR ENDED 9/30/17	SIX MONTHS ENDED 3/31/18 (UNAUDITED)	YEAR ENDED 9/30/17
Class Z Shares
Shares sold	0	4,183,658	$0	$49,228,411
Shares issued to shareholders on reinvestment of dividends and distributions	932,469	32,786	10,937,864	390,159
Shares redeemed	(402,469)	(1,573,475)	(4,777,483)	(18,546,194)

Net increase	530,000	2,642,969	$6,160,381	$31,072,376

	INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/18 (UNAUDITED)	YEAR ENDED 9/30/17	SIX MONTHS ENDED 3/31/18 (UNAUDITED)	YEAR ENDED 9/30/17
SCB Class Shares
Shares sold	463,143	2,749,565	$5,999,010	$30,237,045
Shares issued to shareholders on reinvestment of dividends and distributions	207,896	90,510	2,579,987	918,683
Shares redeemed	(508,451)	(458,054)	(6,587,379)	(5,326,496)

Net increase	162,588	2,382,021	$1,991,618	$25,829,232

Advisor Class Shares
Shares sold	12,765,324	18,529,910	$164,688,941	$208,924,146
Shares issued to shareholders on reinvestment of dividends and distributions	1,813,015	854,715	22,517,644	8,675,357
Shares redeemed	(2,379,857)	(5,198,655)	(30,893,961)	(59,299,709)

Net increase	12,198,482	14,185,970	$156,312,624	$158,299,794

Class Z Shares
Shares sold	1,830,213	11,222,032	$23,262,000	$134,086,229
Shares issued to shareholders on reinvestment of dividends and distributions	1,201,867	627,252	14,927,196	6,366,603
Shares redeemed	(252,541)	(4,286,011)	(3,346,673)	(52,179,420)

Net increase	2,779,539	7,563,273	$34,842,523	$88,273,412

2018 Semi-Annual Report	61

Notes to Financial Statements (continued)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/18 (UNAUDITED)	YEAR ENDED 9/30/17	SIX MONTHS ENDED 3/31/18 (UNAUDITED)	YEAR ENDED 9/30/17
SCB Class Shares
Shares sold	2,747,696	6,259,282	$35,869,084	$70,571,599
Shares issued to shareholders on reinvestment of dividends and distributions	344,818	106,631	4,341,257	1,099,369
Shares redeemed	(833,945)	(855,882)	(10,944,448)	(9,910,861)

Net increase	2,258,569	5,510,031	$29,265,893	$61,760,107

Advisor Class Shares
Shares sold	47,001,157	78,248,043	$612,110,711	$933,571,440
Shares issued to shareholders on reinvestment of dividends and distributions	4,121,463	1,072,119	51,930,437	11,053,548
Shares redeemed	(5,978,733)	(10,643,383)	(78,306,632)	(121,214,577)

Net increase	45,143,887	68,676,779	$585,734,516	$823,410,411

Class Z Shares
Shares sold	7,686,866	60,643,893	$98,954,673	$748,087,276
Shares issued to shareholders on reinvestment of dividends and distributions	2,970,119	671,593	37,482,903	6,937,549
Shares redeemed	(1,533,948)	(882,266)	(20,269,175)	(11,059,956)

Net increase	9,123,037	60,433,220	$116,168,401	$743,964,869

NOTE 7.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

62	Bernstein Fund, Inc.

Bernstein Fund, Inc.

BOARD OF DIRECTORS

Bart Friedman(1)(3)

Chairman

Kathleen Fisher

President

R. Jay Gerken(1)

Director

William Kristol(1)

Director

Debra Perry(1)

Director

Donald Peterson(1)

Director

OFFICERS

Andrew Birse(2),

Vice President

Peter Chocian(2),

Vice President

Serdar Kalaycioglu(2),

Vice President

Samantha Lau(2),

Vice President

Stuart Rae(2),

Vice President

Shri Singhvi(2),

Vice President

Sammy Suzuki(2),

Vice President

Nelson Yu(2),

Vice President

Joseph J. Mantineo,

Treasurer and Chief Financial Officer

Emilie D. Wrapp,

Secretary

Phyllis J. Clarke,

Controller

Vincent S. Noto,

Chief Compliance Officer

CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

PRINCIPAL UNDERWRITER

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

TRANSFER AGENT

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

LEGAL COUNSEL

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019-6099

(1) Member of the Audit Committee, the Governance Nomination and Compensation Committee and the Independent Directors Committee.

(2) The day-to-day management of, and investment decisions for, the Portfolios are made by the senior management teams. Messrs. Rae and Suzuki are the investment professionals with the most significant responsibility for the day-to-day management of the International Strategic Equities Portfolio. Messrs. Birse, Chocian and Yu are the investment professionals with the most significant responsibility for the day-to-day management of the International Small Cap Portfolio. Ms. Lau and Messrs. Kalaycioglu and Singhvi are the investment professionals with the most significant responsibility for the day-to-day management of the Small Cap Core Portfolio.

(3) Member of the Special Pricing Committee.

2018 Semi-Annual Report	63

Board’s Consideration of Investment Management Arrangement

International Strategic Equities Portfolio

International Small Cap Portfolio

Small Cap Core Portfolio

The Fund’s Board of Directors, including the Directors who are not interested persons of the Fund (the “Independent Directors”), unanimously approved the continuation of the Investment Management Agreement between the Bernstein Fund, Inc. (the “Fund”), on behalf of the International Strategic Equities, International Small Cap and Small Cap Core Portfolios (each, a “Portfolio” and collectively, the “Portfolios”) and AllianceBernstein L.P. (the “Adviser”) (the “Investment Management Agreement”) at a meeting held on October 25-26, 2017. In connection with the process relating to the annual review of the Investment Management Agreement between the Fund and the Adviser, the Adviser received a letter dated August 18, 2017, from counsel to the Independent Directors. The letter contained a list of information requested by the Independent Directors to conduct their annual review. The Board of Directors, including the Independent Directors, met in person in July 2017 and received and reviewed certain information relating to the profitability of the Adviser in 2016 and prior years in relation to its services to the Fund, and received and evaluated extensive additional materials relating to the renewal of the Investment Management Agreement from the Adviser during in person meetings in September and October 2017. In addition, the Independent Directors received materials prepared by the Senior Officer1 as described below. At the July 27, 2017 meeting, the Independent Directors met separately with independent counsel and the Senior Officer, and met with Seth Bernstein, the Chief Executive Officer of the Adviser, to discuss (among other things), the importance of the Private Client business to the Adviser and the role played by the Portfolios, as well as the capabilities the Adviser could provide to clients. On September 28, 2017, the Board of Directors held an in-person meeting to discuss its review of the Investment Management Agreement and the materials the Directors had been provided. Also on September 28, 2017, the Independent Directors met separately with independent counsel and the Senior Officer in executive session. Following the September 28, 2017 meeting, the Independent Directors, through counsel, requested certain additional information which was provided by the Adviser on October 5, 2017. The Independent Directors held a telephonic meeting on October 17, 2017 to discuss the contract renewal materials and supplemental materials. On October 25-26, 2017, the Board of Directors held an in-person meeting to continue their review of the Investment Management Agreement. During this meeting, the Independent Directors met with counsel to the Independent Directors as well as the Fund’s Senior Officer to review the contract renewal materials provided by the Adviser as well as the Senior Officer’s report and conclusions. At the conclusion of this meeting, the Board approved the continuation of the Investment Management Agreement for an additional annual term as described below.

In approving the continuation of the Investment Management Agreement, the Board of Directors, including the Independent Directors, considered all information it deemed reasonably necessary to evaluate the terms of the Agreement and considered whether continuation of the Investment Management Agreement would be in the best interests of each Portfolio.

The Board of Directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer of the reasonableness of the advisory fees in the Investment Management Agreement, wherein the Senior Officer concluded that the contractual fees contained in the Adviser’s proposal were reasonable with respect to all Portfolios and within the range of what would have been negotiated at arms-length in light of the surrounding circumstances.

The matters discussed below were considered separately by the Independent Directors in executive sessions, during which experienced counsel that is independent of the Adviser provided guidance to the Independent Directors. No single factor was considered in isolation or to be determinative to the decision of the Board to approve the continuation of the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, and in light of the proposal to reduce fees for the International Strategic Equities Portfolio effective January 1, 2018, that it was in the best interests of each Portfolio to approve the continuation of the Investment Management Agreement including the fees to be charged for services thereunder, as summarized below.

Fees and Expenses

The Board of Directors, including the Independent Directors, compared the fees and expense ratios of each Portfolio as proposed by the Adviser (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group and the funds within the

1 Philip Kirstein, the Fund’s Senior Officer, retired effective 12/31/2017.

64	Bernstein Fund, Inc.

peer group, with respect to the fee and expense data, were prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Senior Officer also performed analyses of the advisory fees, and compared such analyses to the Portfolios’ peer groups.

The Board also received and considered information about the services rendered, and the fee rates charged, to other clients advised by the Adviser, including information about recent advisory fee changes with respect to other investment companies and non-investment company clients advised by the Adviser.

On the basis of its review and consideration of the fees as described above and the Board’s consideration of the other factors described below, and in light of the Adviser’s agreement to continue the expense cap applicable to the International Small Cap and Small Cap Core Portfolios, the Board concluded that the contractual advisory fees as proposed are reasonable.

Nature, Extent and Quality of Services

The Board of Directors, including the Independent Directors, considered the nature, quality and extent of services performed by the Adviser and its affiliates gained from their experience as directors of the Fund, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, and the Adviser’s initiative in identifying and raising potential issues with the Directors. The Board also considered the Adviser’s responsiveness, frankness and attention to concerns raised by the Directors from time to time, including the Adviser’s willingness to consider and implement organizational changes designed to improve investment results and the services provided to the Portfolios. The Board also considered the scope and quality of the Adviser’s investment management capabilities, other resources dedicated to performing its services, the quality of its compliance, administrative and other services provided to the Portfolios and the background and experience of the Adviser’s senior management. The Board reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio and noted the Adviser’s commitment to strong research and investment management capabilities throughout changing market environments. The Board reviewed the compliance and administrative services of the Adviser that support the investment advisory services provided to the Portfolios and noted that such staff appeared sufficient to provide a high level of service to the Portfolios. The Board also considered how the organizational capabilities and financial condition of the Adviser may affect the nature and quality of its services. The Board further reviewed information about AXA Financial’s proposed initial public offering (“IPO”) of a minority stake in its US operations, including AXA Group’s interest in the Adviser, and the statements of the Adviser that it will continue to operate as an independent, publicly-traded US asset manager and that the IPO is not anticipated to change the Adviser’s current management structure or strategy.

In considering the nature and quality of the services provided by the Adviser, the Board of Directors, including the Independent Directors, received and considered information about each Portfolio’s investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. (The Board recognized that the benchmark indices do not account for fees and expenses incurred by a fund, including the Portfolios.) The Board was provided with performance data versus each Portfolio’s peer group, for the l-year period ended June 30, 2017 (“relevant periods”) and versus each Portfolio’s benchmark index, for the year to date, l-year, and since inception periods, as applicable, ended June 30, 2017. Both the funds included in each Portfolio’s peer group and the comparative performance data were provided to the Directors by Broadridge. The Directors also receive detailed comparative performance information for the Portfolios at each regular Board meeting during the year.

The Board concluded that the Adviser had the experience and resources necessary to provide services of appropriate nature, quality and scope with respect to the Portfolios.

Profitability

The Board of Directors, including the Independent Directors, considered the level of the Adviser’s profits in respect of its management of the Portfolios. The materials provided to the Independent Directors included information indicating the profitability of the Portfolios to the Adviser for calendar years 2015 and 2016, which had been reviewed by an independent consultant retained by the Senior Officer. The Directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and noted that there are many potentially acceptable allocation methodologies for information of this type. The Directors noted that they received information regarding all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to the Adviser’s subsidiaries that provide

2018 Semi-Annual Report	65

Board’s Consideration of Investment Management Arrangement (continued)

transfer agency, distribution and brokerage services to the Portfolios, and that they had focused on profitability before taxes and distribution expenses. The Directors also received a presentation at the July 27, 2017 Board meeting from the independent consultant who reviewed the Adviser’s method of calculating profitability. The Directors recognized that it is difficult to make comparisons of profitability among fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors including different cost accounting methodologies.

After reviewing all relevant factors, the Board of Directors, including the Independent Directors, concluded that the level of the Adviser’s profits in respect of its management of the Portfolios was not excessive.

Economies of Scale

The Board of Directors, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

At the October 26, 2017 Board meeting, the Directors received the Senior Officer Report which included a discussion of possible economies of scale. The Directors discussed with the Senior Officer possible ways in which any such economies of scale may be shared with the Portfolios, including by investment in enhanced services.

After reviewing the profitability and economies of scale information provided by the Adviser, the Board concluded that the benefits of any economies of scale were appropriately being shared with Portfolio investors by way of, among other things, the proposed fee reduction for the International Strategic Equities Portfolio; breakpoint arrangements as currently in effect for the International Strategic Equities Portfolio; the fact that the International Small Cap and Small Cap Core Portfolios are extremely research-intensive and may be significantly capacity-constrained (making breakpoints impractical); expense caps and waivers applying to the International Small Cap and Small Cap Core Portfolios; and the Adviser’s continued reinvestment in the business, including by researching and implementing new product enhancements, although the Adviser decreased its operating expenses and staff in recent years.

Fall-Out Benefits and Other Revenue

The Board of Directors, including the Independent Directors, also took into account so-called “fall-out benefits” to the Adviser, such as soft dollar arrangements (whereby the Adviser receives the benefit of research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis), Rule 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) with respect to the retail share classes of certain Portfolios, and transfer agency fees paid by the retail share classes of certain Portfolios to a wholly-owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be lower without these benefits. They also considered other benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the Fund. The Directors concluded that these fall-out benefits to the Adviser were acceptable.

Advisory Fee Rate Schedule

On the basis of the information considered, and in light of the Adviser’s agreement to continue the expense cap applicable to the International Small Cap and Small Cap Core Portfolios, the Board determined to approve the continuation of the Investment Management Agreement for an additional annual term, without change to the International Small Cap and Small Cap Core Portfolios’ contractual fee schedules, and with a fee reduction for the International Strategic Equities Portfolio’s contractual fee schedule, as set forth below:

ADVISORY FEE SCHEDULE
International Small Cap Portfolio	1.00% of the Portfolio’s average net assets.

International Strategic Equities Portfolio	0.75% of the first $2.5 billion of the Portfolio’s average net assets; 0.65% of the excess over $2.5 billion up to $5 billion; and 0.60% of the excess of the Portfolio’s average net assets over $5 billion.

Small Cap Core Portfolio	0.80% of the Portfolio’s average net assets.

66	Bernstein Fund, Inc.

Distributor

BERNSTEIN FUND, INC.

1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105

(212) 756-4097

ISCEC–0152–0318

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	May 25, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 25, 2018